JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Treasury Bonds
7.63%, 11/15/2022	6,464,000	7,165,192
7.50%, 11/15/2024	4,569,000	5,683,765
6.88%, 8/15/2025	638,000	803,631
6.75%, 8/15/2026	226,000	293,765
6.63%, 2/15/2027	2,750,000	3,618,398
6.38%, 8/15/2027	4,380,000	5,783,995
6.13%, 11/15/2027	2,819,000	3,700,598
5.25%, 11/15/2028	2,000,000	2,564,063
6.13%, 8/15/2029	2,100,000	2,879,953
5.38%, 2/15/2031	3,169,000	4,273,694
4.50%, 2/15/2036	436,000	586,079
4.75%, 2/15/2037	206,000	286,276
5.00%, 5/15/2037	4,980,000	7,108,172
4.50%, 5/15/2038	1,219,000	1,663,745
3.50%, 2/15/2039	6,076,000	7,409,872
4.25%, 5/15/2039	30,000	40,059
4.50%, 8/15/2039	1,283,000	1,765,528
4.38%, 11/15/2039	356,000	483,381
4.63%, 2/15/2040	2,660,000	3,726,494
1.13%, 5/15/2040	4,159,000	3,478,614
1.13%, 8/15/2040	259,000	215,820
1.38%, 11/15/2040	4,139,400	3,603,218
1.88%, 2/15/2041	7,587,000	7,210,021
3.13%, 2/15/2042	1,963,000	2,280,147
2.50%, 2/15/2045	3,415,000	3,575,078
3.00%, 5/15/2045	774,000	884,053
3.00%, 11/15/2045	26,000	29,758
2.50%, 5/15/2046	10,713,000	11,213,498
2.25%, 8/15/2046	2,595,000	2,589,323
3.00%, 2/15/2047	351,000	403,047
3.00%, 2/15/2049	1,802,000	2,079,621
2.25%, 8/15/2049	3,753,000	3,735,994
2.38%, 11/15/2049	3,744,000	3,829,995
1.25%, 5/15/2050	16,395,400	12,785,850
1.38%, 8/15/2050	6,070,000	4,891,092
U.S. Treasury Notes
2.50%, 1/15/2022	19,368,000	19,663,060
1.38%, 1/31/2022	251,000	253,216
1.88%, 1/31/2022	457,000	462,534
1.13%, 2/28/2022	1,559,000	1,571,423
2.25%, 4/15/2022	3,458,000	3,523,918
0.13%, 4/30/2022	2,545,000	2,546,392
0.13%, 7/31/2022	1,644,000	1,644,963
0.13%, 9/30/2022	9,133,000	9,136,211
1.38%, 10/15/2022	50,000	50,871
0.25%, 6/15/2023	10,486,000	10,506,481
1.25%, 7/31/2023	5,200,000	5,322,281
0.13%, 8/15/2023	1,000,000	999,063
1.38%, 8/31/2023	360,000	369,703
1.38%, 9/30/2023	15,431,000	15,858,969

Investments	Principal Amount($)	Value($)
2.88%, 9/30/2023	700,000	743,805
0.13%, 10/15/2023	2,200,000	2,196,906
0.25%, 11/15/2023	38,555,000	38,606,206
2.88%, 11/30/2023	2,077,000	2,215,250
2.25%, 12/31/2023	60,000	63,131
2.63%, 12/31/2023	621,000	659,376
2.25%, 1/31/2024	512,000	539,400
2.50%, 1/31/2024	3,600,000	3,817,125
2.13%, 2/29/2024	500,000	525,703
2.38%, 2/29/2024	10,200,000	10,793,672
2.13%, 3/31/2024	40,000	42,103
2.50%, 5/15/2024	100,000	106,547
2.00%, 5/31/2024	3,850,000	4,044,906
1.75%, 6/30/2024	1,967,000	2,053,364
1.75%, 7/31/2024	410,000	428,290
2.38%, 8/15/2024	2,800,000	2,981,344
1.25%, 8/31/2024	3,403,000	3,500,836
1.88%, 8/31/2024	299,000	313,576
1.50%, 9/30/2024	100,000	103,703
1.50%, 10/31/2024	993,000	1,029,772
1.50%, 11/30/2024	9,437,000	9,789,413
1.75%, 12/31/2024	142,000	148,601
1.38%, 1/31/2025	1,860,000	1,921,613
2.50%, 1/31/2025	450,000	483,398
2.00%, 2/15/2025	530,000	559,813
1.13%, 2/28/2025	1,153,000	1,180,294
0.50%, 3/31/2025	10,632,000	10,629,508
2.13%, 5/15/2025	163,000	173,188
0.25%, 5/31/2025	103,300	102,065
2.88%, 5/31/2025	12,000,000	13,110,000
0.25%, 6/30/2025	1,802,000	1,778,912
2.00%, 8/15/2025	600,000	635,203
0.25%, 9/30/2025	1,242,000	1,221,720
0.25%, 10/31/2025	6,200,000	6,089,563
2.25%, 11/15/2025	530,000	567,141
0.38%, 11/30/2025	500,000	493,281
0.38%, 12/31/2025	89,000	87,700
2.63%, 12/31/2025	3,339,000	3,631,163
1.63%, 2/15/2026	3,500,000	3,645,742
0.50%, 2/28/2026	23,450,000	23,191,684
2.50%, 2/28/2026	136,000	147,241
2.13%, 5/31/2026	200,000	213,109
1.88%, 7/31/2026	10,000	10,532
1.50%, 8/15/2026	507,000	523,953
1.38%, 8/31/2026	398,000	408,758
1.63%, 10/31/2026	7,151,000	7,428,660
1.63%, 11/30/2026	1,407,000	1,461,411
1.75%, 12/31/2026	3,276,000	3,423,932
2.25%, 2/15/2027	1,800,000	1,929,234
0.50%, 4/30/2027	413,800	401,580
2.38%, 5/15/2027	335,000	361,381
0.38%, 7/31/2027	6,114,000	5,860,365
2.25%, 8/15/2027	2,000,000	2,141,719
0.50%, 8/31/2027	42,000	40,497

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
0.50%, 10/31/2027	4,633,000	4,452,023
2.25%, 11/15/2027	400,000	428,156
0.63%, 11/30/2027	3,680,000	3,559,825
0.63%, 12/31/2027	404,000	390,176
0.75%, 1/31/2028	8,584,000	8,346,599
1.13%, 2/29/2028	2,001,000	1,992,558
2.88%, 5/15/2028	400,000	444,063
2.88%, 8/15/2028	800,000	888,750
1.63%, 8/15/2029	5,982,000	6,082,012
1.75%, 11/15/2029	17,370,000	17,815,106
0.63%, 5/15/2030	777,000	719,332
0.63%, 8/15/2030	365,000	336,541
0.88%, 11/15/2030	1,854,000	1,744,498

TOTAL U.S. TREASURY OBLIGATIONS (Cost $423,506,904)		420,307,902

MORTGAGE-BACKED SECURITIES — 27.1%
FHLMC Gold Pools, 15 Year
Pool # G14541, 2.50%, 8/1/2022	6,721	6,760
Pool # J10548, 4.00%, 8/1/2024	29,923	31,930
Pool # J15449, 4.00%, 5/1/2026	121,048	129,050
Pool # G14781, 3.50%, 3/1/2027	68,967	73,751
Pool # G15201, 4.00%, 5/1/2027	27,669	29,526
Pool # J20129, 2.50%, 8/1/2027	108,509	113,415
Pool # G15438, 4.00%, 9/1/2027	21,073	22,517
Pool # G15602, 2.50%, 11/1/2027	80,222	83,943
Pool # E09028, 2.00%, 3/1/2028	121,228	125,709
Pool # J23362, 2.00%, 4/1/2028	115,533	119,803
Pool # G18466, 2.00%, 5/1/2028	17,140	17,773
Pool # G18465, 2.50%, 5/1/2028	33,061	34,562
Pool # G16762, 3.50%, 12/1/2028	24,824	26,502
Pool # G15601, 2.50%, 1/1/2029	74,353	77,868
Pool # G14957, 3.50%, 1/1/2029	153,638	165,108
Pool # G16570, 4.00%, 7/1/2029	19,530	20,840

Investments	Principal Amount($)	Value($)
Pool # G18540, 2.50%, 2/1/2030	42,964	44,983
Pool # G18556, 2.50%, 6/1/2030	53,981	56,517
Pool # V60840, 3.00%, 6/1/2030	13,910	14,747
Pool # G16622, 3.00%, 11/1/2030	53,355	56,460
Pool # G16019, 3.50%, 12/1/2030	27,263	29,141
Pool # J33545, 3.00%, 1/1/2031	149,464	159,775
Pool # G16044, 2.50%, 1/1/2032	143,783	150,850
Pool # J36524, 3.00%, 3/1/2032	157,158	166,242
Pool # J36660, 3.00%, 3/1/2032	79,741	84,804
Pool # J38270, 2.50%, 1/1/2033	447,531	468,605
Pool # G16568, 2.50%, 4/1/2033	191,643	200,667
Pool # G18706, 3.00%, 9/1/2033	12,912	13,625
FHLMC Gold Pools, 20 Year
Pool # K90941, 3.50%, 8/1/2033	27,756	29,827
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	100,988	112,241
Pool # A30892, 5.00%, 1/1/2035	88,032	100,391
Pool # A39210, 5.50%, 10/1/2035	38,498	44,525
Pool # V83754, 5.50%, 1/1/2036	48,414	55,647
Pool # A82255, 5.50%, 9/1/2036	119,553	130,713
Pool # G03381, 5.50%, 9/1/2037	31,776	36,903
Pool # A89760, 4.50%, 12/1/2039	29,939	33,275
Pool # A92197, 5.00%, 5/1/2040	91,904	104,094
Pool # G06856, 6.00%, 5/1/2040	5,702	6,752
Pool # A93359, 4.00%, 8/1/2040	9,218	10,125
Pool # G06222, 4.00%, 1/1/2041	298,474	327,838
Pool # G07794, 5.50%, 6/1/2041	14,781	17,277

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # Q03514, 4.50%, 9/1/2041	103,382	114,740
Pool # Q03516, 4.50%, 9/1/2041	34,719	38,534
Pool # Q04088, 3.50%, 10/1/2041	31,315	33,788
Pool # Q04688, 4.00%, 11/1/2041	4,553	5,002
Pool # G08477, 3.50%, 2/1/2042	11,495	12,403
Pool # Q06771, 3.00%, 3/1/2042	48,356	51,389
Pool # C03858, 3.50%, 4/1/2042	122,106	131,590
Pool # Q08646, 3.50%, 6/1/2042	34,588	37,240
Pool # G60737, 4.50%, 8/1/2042	147,790	164,022
Pool # Q11220, 3.50%, 9/1/2042	125,197	134,794
Pool # Q13477, 3.00%, 12/1/2042	148,644	157,970
Pool # Q14321, 3.00%, 12/1/2042	39,908	42,411
Pool # C04420, 3.00%, 1/1/2043	229,102	243,484
Pool # Q14694, 3.00%, 1/1/2043	1,722,968	1,838,305
Pool # G61723, 3.50%, 1/1/2043	93,002	101,715
Pool # Q15020, 4.00%, 1/1/2043	28,735	31,621
Pool # C09031, 2.50%, 2/1/2043	127,082	132,874
Pool # V80026, 3.00%, 4/1/2043	67,831	72,095
Pool # Q17374, 4.00%, 4/1/2043	118,847	132,393
Pool # Q20542, 3.00%, 7/1/2043	53,325	56,677
Pool # C09044, 3.50%, 7/1/2043	24,866	26,806
Pool # G62033, 4.00%, 11/1/2043	187,267	205,249
Pool # Q27903, 4.00%, 8/1/2044	102,230	111,389
Pool # Z40090, 4.50%, 9/1/2044	46,553	51,675
Pool # G60183, 4.00%, 12/1/2044	46,822	51,311
Pool # G61769, 4.50%, 12/1/2044	97,973	108,734

Investments	Principal Amount($)	Value($)
Pool # Q30868, 3.50%, 1/1/2045	67,042	71,960
Pool # G61617, 4.50%, 1/1/2045	31,539	35,108
Pool # Q33006, 3.50%, 4/1/2045	32,791	34,972
Pool # V81760, 4.00%, 5/1/2045	26,364	28,635
Pool # Q34508, 3.50%, 6/1/2045	521,916	558,174
Pool # G08651, 4.00%, 6/1/2045	161,403	175,322
Pool # G08653, 3.00%, 7/1/2045	71,334	75,294
Pool # Q35223, 4.00%, 8/1/2045	16,048	17,480
Pool # G08669, 4.00%, 9/1/2045	49,122	53,358
Pool # G60238, 3.50%, 10/1/2045	982,545	1,060,642
Pool # G60480, 4.50%, 11/1/2045	110,956	123,170
Pool # G60506, 3.50%, 4/1/2046	57,373	61,783
Pool # Q39844, 3.50%, 4/1/2046	199,259	212,286
Pool # G08710, 3.00%, 6/1/2046	50,389	53,042
Pool # Q41024, 3.00%, 6/1/2046	693,885	738,343
Pool # Q42045, 3.50%, 7/1/2046	33,442	36,132
Pool # G08724, 2.50%, 9/1/2046	16,872	17,528
Pool # G61070, 3.00%, 9/1/2046	583,926	620,647
Pool # G61730, 3.00%, 9/1/2046	179,768	191,073
Pool # Q42921, 3.50%, 9/1/2046	126,501	136,677
Pool # G61235, 4.50%, 9/1/2046	36,314	40,476
Pool # Q43892, 4.50%, 10/1/2046	88,294	98,874
Pool # G08736, 2.50%, 12/1/2046	17,241	17,912
Pool # Q45872, 3.00%, 1/1/2047	813,439	856,270
Pool # G08747, 3.00%, 2/1/2047	240,963	253,651
Pool # G61623, 3.00%, 4/1/2047	35,402	37,368

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G60985, 3.00%, 5/1/2047	122,818	130,691
Pool # G60996, 3.50%, 5/1/2047	11,107	11,963
Pool # Q47884, 4.00%, 5/1/2047	33,244	35,680
Pool # V83233, 4.00%, 6/1/2047	156,302	170,278
Pool # Q49796, 3.50%, 8/1/2047	155,997	167,903
Pool # Q50029, 3.50%, 8/1/2047	306,895	325,035
Pool # G08775, 4.00%, 8/1/2047	57,797	62,032
Pool # Q50152, 4.00%, 8/1/2047	138,599	148,755
Pool # Q51268, 3.50%, 10/1/2047	71,282	75,493
Pool # G08787, 3.00%, 11/1/2047	450,457	471,973
Pool # G61681, 3.00%, 12/1/2047	10,473	10,973
Pool # Q52866, 3.00%, 12/1/2047	27,399	29,161
Pool # G08793, 4.00%, 12/1/2047	53,288	57,193
Pool # Q53751, 3.50%, 1/1/2048	141,054	149,388
Pool # G08812, 3.00%, 4/1/2048	15,503	16,251
Pool # G61866, 4.00%, 6/1/2048	37,114	40,661
Pool # G08837, 4.50%, 9/1/2048	8,200	8,841
Pool # G61607, 4.50%, 9/1/2048	176,295	195,293
Pool # G08842, 4.00%, 10/1/2048	24,783	26,442
Pool # V84897, 4.00%, 11/1/2048	44,199	47,329
Pool # G61885, 4.50%, 11/1/2048	48,706	52,515
Pool # Q59805, 4.50%, 11/1/2048	91,222	98,356
Pool # G08853, 4.50%, 12/1/2048	27,192	29,319
Pool # G08862, 4.00%, 2/1/2049	39,844	42,511
Pool # Q61487, 4.00%, 2/1/2049	54,499	58,874
Pool # V85252, 3.50%, 3/1/2049	112,031	119,139

Investments	Principal Amount($)	Value($)
Pool # Q62004, 4.00%, 3/1/2049	65,727	71,462
Pool # Q63195, 3.00%, 4/1/2049	61,442	64,304
Pool # V85378, 3.50%, 4/1/2049	551,620	584,865
Pool # G08874, 5.00%, 4/1/2049	21,266	23,363
Pool # G08876, 3.50%, 5/1/2049	75,294	79,409
Pool # G08887, 3.00%, 6/1/2049	55,230	57,646
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	187,452	200,021
Pool # ZK2080, 4.00%, 1/1/2025	62,217	66,389
Pool # ZA2587, 4.00%, 9/1/2025	15,836	16,916
Pool # ZK2723, 3.50%, 11/1/2025	28,091	30,048
Pool # ZK3540, 3.00%, 9/1/2026	121,324	127,960
Pool # ZS8460, 3.00%, 4/1/2027	28,556	30,101
Pool # SB0031, 3.50%, 10/1/2027	52,185	55,750
Pool # ZS7140, 2.00%, 1/1/2029	308,306	319,675
Pool # ZS7751, 3.00%, 1/1/2029	177,577	187,718
Pool # SB0071, 2.50%, 5/1/2030	44,785	46,804
Pool # ZS7331, 3.00%, 12/1/2030	37,799	40,070
Pool # ZK9070, 3.00%, 11/1/2032	1,027,048	1,084,710
Pool # ZS7938, 2.50%, 1/1/2033	101,717	106,937
Pool # SB0256, 4.00%, 11/1/2033	165,683	176,792
Pool # SB0077, 3.50%, 10/1/2034	92,090	98,603
Pool # QN1148, 2.50%, 12/1/2034	98,908	104,012
Pool # SB8031, 2.50%, 2/1/2035	238,195	248,643
Pool # QN2407, 2.00%, 6/1/2035	186,592	192,871
Pool # SB8500, 2.50%, 7/1/2035	519,773	548,914
Pool # SB8068, 1.50%, 10/1/2035	274,683	278,301

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # SB0424, 2.00%, 10/1/2035	1,335,799	1,384,491
Pool # RC1712, 1.50%, 12/1/2035	1,517,700	1,538,164
Pool # SB8090, 2.50%, 2/1/2036	1,531,384	1,604,883
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	107,611	114,290
Pool # ZJ9491, 3.50%, 12/1/2032	25,497	27,291
Pool # ZS9164, 3.00%, 9/1/2033	614,514	660,865
Pool # SC0107, 3.50%, 11/1/2034	1,466,345	1,600,260
Pool # ZA2463, 3.50%, 6/1/2037	52,897	56,266
Pool # RB5026, 2.50%, 11/1/2039	60,938	63,136
Pool # QK0157, 2.50%, 1/1/2040	46,660	48,342
Pool # RB5032, 2.50%, 2/1/2040	50,143	51,951
Pool # RB5037, 2.50%, 3/1/2040	166,149	172,141
Pool # RB5043, 2.50%, 4/1/2040	118,233	122,683
Pool # RB5048, 2.50%, 5/1/2040	137,038	142,195
Pool # SC0131, 1.50%, 3/1/2041	249,302	248,362
Pool # SC0134, 1.50%, 3/1/2041	249,174	248,188
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	42,852	50,033
Pool # ZS2546, 5.00%, 2/1/2039	24,660	28,082
Pool # ZJ0449, 4.00%, 9/1/2040	33,373	36,656
Pool # ZL3548, 3.50%, 8/1/2042	140,127	150,862
Pool # ZA4209, 3.00%, 4/1/2043	1,069,289	1,136,397
Pool # ZS3712, 3.50%, 4/1/2043	208,222	227,723
Pool # ZS4077, 3.50%, 1/1/2044	29,560	32,194
Pool # ZS4592, 4.00%, 11/1/2044	805,009	877,491
Pool # ZL8869, 3.50%, 12/1/2044	36,445	39,293

Investments	Principal Amount($)	Value($)
Pool # ZS4609, 3.00%, 4/1/2045	58,484	61,705
Pool # ZM0037, 3.50%, 8/1/2045	179,257	191,124
Pool # ZS4631, 4.00%, 9/1/2045	515,984	560,324
Pool # ZS9809, 4.50%, 9/1/2045	38,805	43,067
Pool # ZS9589, 4.50%, 12/1/2045	60,860	67,544
Pool # ZS9618, 3.50%, 3/1/2046	676,350	729,859
Pool # ZA4628, 4.00%, 3/1/2046	56,637	62,067
Pool # SD0073, 4.50%, 6/1/2046	92,492	102,714
Pool # ZM1621, 4.50%, 9/1/2046	139,448	157,152
Pool # SD0146, 3.00%, 11/1/2046	201,433	211,947
Pool # ZM2209, 3.50%, 12/1/2046	340,261	364,482
Pool # ZM3134, 3.50%, 5/1/2047	113,260	121,598
Pool # SD0388, 3.50%, 6/1/2047	675,537	728,982
Pool # ZS4729, 3.00%, 8/1/2047	462,828	484,779
Pool # ZM4635, 4.00%, 11/1/2047	717,716	778,135
Pool # SD0225, 3.00%, 12/1/2047	834,264	880,363
Pool # ZT0534, 3.50%, 12/1/2047	448,138	482,162
Pool # ZS4750, 3.00%, 1/1/2048	38,245	40,058
Pool # SD0343, 3.00%, 3/1/2048	1,076,767	1,148,615
Pool # SI2002, 4.00%, 3/1/2048	934,316	996,763
Pool # ZM6887, 3.00%, 5/1/2048	75,625	79,226
Pool # ZM7669, 3.50%, 8/1/2048	101,938	109,839
Pool # ZT1597, 3.00%, 12/1/2048	32,641	34,195
Pool # ZN4476, 3.50%, 12/1/2048	464,396	490,632
Pool # ZA6286, 4.00%, 2/1/2049	243,775	262,276
Pool # ZT1776, 3.50%, 3/1/2049	45,422	47,915

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # ZN5087, 4.00%, 4/1/2049	211,641	227,917
Pool # ZT1864, 4.00%, 4/1/2049	6,565	7,005
Pool # ZT1951, 3.50%, 5/1/2049	15,014	15,838
Pool # ZT1952, 4.00%, 5/1/2049	103,766	110,720
Pool # QA4907, 3.00%, 6/1/2049	198,840	208,271
Pool # ZT2086, 3.50%, 6/1/2049	84,855	89,512
Pool # ZT2087, 4.00%, 6/1/2049	44,871	47,878
Pool # SD0040, 3.00%, 7/1/2049	48,163	50,301
Pool # SD7502, 3.50%, 7/1/2049	212,884	227,328
Pool # SD8001, 3.50%, 7/1/2049	29,625	31,251
Pool # SD7501, 4.00%, 7/1/2049	127,295	139,123
Pool # QA1790, 3.00%, 8/1/2049	94,433	98,625
Pool # QA1997, 3.00%, 8/1/2049	30,790	32,156
Pool # RA1202, 3.50%, 8/1/2049	713,872	762,308
Pool # SD8005, 3.50%, 8/1/2049	105,332	111,114
Pool # SD8006, 4.00%, 8/1/2049	69,865	74,547
Pool # SD8014, 5.00%, 8/1/2049	244,561	268,324
Pool # SD8016, 3.00%, 10/1/2049	33,791	35,291
Pool # SD8023, 2.50%, 11/1/2049	13,326	13,800
Pool # QA4509, 3.00%, 11/1/2049	611,742	641,011
Pool # SD8025, 3.50%, 11/1/2049	304,280	320,982
Pool # SD8029, 2.50%, 12/1/2049	245,460	254,183
Pool # RA1878, 3.50%, 12/1/2049	242,524	256,931
Pool # SD8037, 2.50%, 1/1/2050	644,175	667,067
Pool # QA7416, 3.00%, 2/1/2050	1,124,331	1,174,098
Pool # QA7554, 3.00%, 2/1/2050	2,223,742	2,364,554

Investments	Principal Amount($)	Value($)
Pool # RA2116, 3.00%, 2/1/2050	868,931	916,795
Pool # SD0303, 2.50%, 4/1/2050	998,874	1,037,402
Pool # RA2471, 3.50%, 4/1/2050	131,658	139,642
Pool # SD8080, 2.00%, 6/1/2050	80,706	81,611
Pool # QB1691, 2.00%, 7/1/2050	1,060,897	1,072,802
Pool # SD8089, 2.50%, 7/1/2050	2,476,944	2,565,921
Pool # SD8083, 2.50%, 8/1/2050	1,804,178	1,868,988
Pool # RA3727, 2.00%, 10/1/2050	2,514,446	2,546,445
Pool # SD8104, 1.50%, 11/1/2050	1,447,571	1,421,550
Pool # QB5222, 2.00%, 11/1/2050	2,692,658	2,725,080
Pool # SD8106, 2.00%, 11/1/2050	2,138,119	2,162,112
Pool # RA4197, 2.50%, 12/1/2050	753,784	781,622
Pool # RA4349, 2.50%, 1/1/2051	498,224	516,624
Pool # QB8583, 1.50%, 2/1/2051	1,398,943	1,374,058
Pool # SD8129, 2.50%, 2/1/2051	974,276	1,009,461
Pool # SD8131, 3.50%, 2/1/2051	499,055	530,426
Pool # SD8140, 2.00%, 4/1/2051	476,747	482,289
Pool # SD8142, 3.00%, 4/1/2051	1,609,064	1,688,602
Pool # SD8145, 1.50%, 5/1/2051	1,196,309	1,175,327
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	321,068	342,525
Pool # AC7007, 4.50%, 1/1/2025	32,434	34,045
Pool # AL9580, 4.00%, 3/1/2025	24,469	26,104
Pool # 932724, 4.00%, 4/1/2025	11,200	11,966
Pool # AE0971, 4.00%, 5/1/2025	49,444	52,748
Pool # AE0939, 3.50%, 2/1/2026	61,737	66,042
Pool # FM2968, 4.00%, 5/1/2026	18,396	19,655

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AJ6632, 3.00%, 11/1/2026	70,309	74,151
Pool # AJ9357, 3.50%, 1/1/2027	150,274	160,845
Pool # AK4047, 3.00%, 2/1/2027	29,470	31,061
Pool # AL4586, 4.00%, 2/1/2027	65,977	70,492
Pool # AB5095, 3.00%, 5/1/2027	28,983	30,604
Pool # AO0527, 3.00%, 5/1/2027	40,026	42,276
Pool # AO4400, 2.50%, 7/1/2027	84,759	88,632
Pool # AB5823, 3.50%, 8/1/2027	130,683	139,965
Pool # AL8138, 4.00%, 9/1/2027	38,964	41,630
Pool # AB6811, 2.50%, 10/1/2027	20,884	21,824
Pool # AQ9442, 2.00%, 12/1/2027	42,253	43,802
Pool # AB8447, 2.50%, 2/1/2028	36,983	38,647
Pool # AR4180, 2.50%, 2/1/2028	19,553	20,467
Pool # AL3802, 3.00%, 2/1/2028	114,689	120,904
Pool # AB8787, 2.00%, 3/1/2028	121,590	126,067
Pool # AP6059, 2.00%, 6/1/2028	14,132	14,653
Pool # BM5381, 3.00%, 6/1/2028	123,280	129,960
Pool # BM1892, 2.50%, 9/1/2028	37,489	39,211
Pool # AS0761, 3.00%, 10/1/2028	45,167	47,670
Pool # AU6961, 3.00%, 10/1/2028	86,197	90,974
Pool # AL6132, 4.50%, 3/1/2029	15,569	16,433
Pool # FM1105, 2.50%, 6/1/2029	75,665	79,069
Pool # AS3345, 2.00%, 7/1/2029	16,616	17,227
Pool # MA2061, 3.00%, 10/1/2029	99,117	104,750
Pool # BM4202, 3.50%, 12/1/2029	112,815	121,213
Pool # FM1465, 3.00%, 5/1/2030	192,259	203,276

Investments	Principal Amount($)	Value($)
Pool # 890666, 2.00%, 6/1/2030	42,239	43,795
Pool # MA2684, 3.00%, 7/1/2031	181,305	191,663
Pool # AL9418, 3.50%, 8/1/2031	63,134	67,903
Pool # BD5647, 2.00%, 11/1/2031	22,799	23,641
Pool # 890776, 3.50%, 11/1/2031	45,425	48,801
Pool # BM5490, 3.50%, 11/1/2031	31,624	33,974
Pool # BM4993, 3.50%, 3/1/2032	70,271	75,104
Pool # BM4741, 3.00%, 4/1/2032	21,906	23,120
Pool # FM1645, 3.00%, 4/1/2032	236,891	250,020
Pool # BE8694, 3.50%, 7/1/2032	59,506	64,024
Pool # MA3124, 2.50%, 9/1/2032	61,802	64,700
Pool # FM3099, 3.50%, 9/1/2032	90,792	97,023
Pool # CA0775, 2.50%, 11/1/2032	44,098	46,290
Pool # MA3188, 3.00%, 11/1/2032	33,741	35,633
Pool # BH7081, 2.50%, 12/1/2032	72,278	75,668
Pool # BH8720, 3.50%, 12/1/2032	55,204	59,580
Pool # FM1161, 2.50%, 1/1/2033	65,055	68,270
Pool # FM1691, 2.50%, 1/1/2033	26,051	27,277
Pool # FM2549, 2.50%, 1/1/2033	133,889	140,315
Pool # MA3353, 4.00%, 4/1/2033	25,772	27,462
Pool # BM5716, 4.00%, 6/1/2033	96,618	103,454
Pool # MA3393, 4.00%, 6/1/2033	162,454	173,104
Pool # CA9078, 3.00%, 9/1/2033	960,014	1,017,068
Pool # FM1123, 4.00%, 9/1/2033	214,184	229,654
Pool # FM2153, 4.00%, 11/1/2033	335,357	357,768
Pool # MA3547, 3.00%, 12/1/2033	11,559	12,192

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BD9105, 4.00%, 1/1/2034	42,712	46,255
Pool # BM5306, 4.00%, 1/1/2034	9,804	10,547
Pool # FM1733, 3.50%, 5/1/2034	956,124	1,035,678
Pool # FM1842, 3.50%, 6/1/2034	287,683	308,187
Pool # FM6946, 3.00%, 7/1/2034	674,576	713,114
Pool # BO1822, 3.50%, 7/1/2034	122,273	130,998
Pool # MA3764, 2.50%, 9/1/2034	15,884	16,579
Pool # MA3910, 2.00%, 1/1/2035	40,289	41,625
Pool # FM3569, 3.00%, 1/1/2035	196,423	208,674
Pool # FM2708, 3.00%, 3/1/2035	109,036	115,563
Pool # MA3985, 3.00%, 4/1/2035	267,348	282,145
Pool # MA4014, 3.00%, 5/1/2035	172,160	181,793
Pool # MA4075, Class 177, 2.50%, 7/1/2035	629,920	657,679
Pool # MA4076, 3.00%, 7/1/2035	211,264	223,342
Pool # FM4035, 2.50%, 8/1/2035	105,094	110,155
Pool # MA4122, 1.50%, 9/1/2035	182,091	184,492
Pool # MA4123, 2.00%, 9/1/2035	183,391	189,560
Pool # CA7497, 2.50%, 10/1/2035	1,764,819	1,859,253
Pool # FM5396, 2.00%, 12/1/2035	989,583	1,027,208
Pool # BR3349, 1.50%, 1/1/2036	1,795,241	1,822,495
Pool # BR1309, 2.00%, 1/1/2036	994,750	1,028,609
Pool # FM5537, 2.00%, 1/1/2036	994,013	1,027,451
Pool # FM5797, 2.00%, 1/1/2036	1,022,397	1,059,653
Pool # FM5367, 1.50%, 2/1/2036	1,983,302	2,009,456
Pool # MA4261, 2.00%, 2/1/2036	990,827	1,024,157
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	3,183	3,478

Investments	Principal Amount($)	Value($)
Pool # MA0885, 3.50%, 10/1/2031	46,093	49,357
Pool # AB4853, 3.00%, 4/1/2032	43,578	46,271
Pool # MA1058, 3.00%, 5/1/2032	19,254	20,444
Pool # MA1165, 3.00%, 9/1/2032	107,200	113,824
Pool # MA2079, 4.00%, 11/1/2034	22,778	24,795
Pool # MA2287, 3.00%, 6/1/2035	54,219	57,246
Pool # AL6970, 3.50%, 7/1/2035	27,490	29,491
Pool # AL7654, 3.00%, 9/1/2035	90,483	95,536
Pool # MA2472, 3.00%, 12/1/2035	18,540	19,575
Pool # FM1133, 4.00%, 6/1/2036	45,900	49,965
Pool # MA2996, 3.50%, 5/1/2037	860,439	914,791
Pool # MA3099, 4.00%, 8/1/2037	149,047	162,077
Pool # BM5330, 2.50%, 12/1/2037	61,343	63,873
Pool # FM3204, 4.00%, 10/1/2038	55,426	60,742
Pool # MA3519, 4.00%, 11/1/2038	19,826	21,420
Pool # MA3958, 3.00%, 3/1/2040	52,932	55,579
Pool # MA4046, 3.00%, 6/1/2040	17,233	18,093
Pool # MA4072, 2.50%, 7/1/2040	230,731	239,389
Pool # MA4128, 2.00%, 9/1/2040	2,104,825	2,146,804
Pool # MA4204, 2.00%, 12/1/2040	1,097,218	1,118,942
Pool # CA9019, 2.00%, 2/1/2041	460,725	472,658
Pool # MA4310, 1.50%, 4/1/2041	895,580	891,912
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	31,893	36,932
Pool # 708506, 5.50%, 5/1/2033	55,458	58,455
Pool # 711215, 5.50%, 6/1/2033	23,688	27,190
Pool # AA1005, 5.00%, 12/1/2033	17,427	19,725

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 725232, 5.00%, 3/1/2034	14,952	16,924
Pool # 725228, 6.00%, 3/1/2034	77,402	90,215
Pool # 790003, 6.00%, 8/1/2034	17,793	20,658
Pool # 735503, 6.00%, 4/1/2035	53,721	62,971
Pool # 190360, 5.00%, 8/1/2035	41,091	46,862
Pool # 904601, 6.00%, 11/1/2036	50,672	60,073
Pool # 888538, 5.50%, 1/1/2037	29,260	34,030
Pool # AB0284, 6.00%, 2/1/2037	60,655	71,481
Pool # AL2627, 5.00%, 7/1/2037	27,130	30,709
Pool # 956965, 6.50%, 12/1/2037	19,662	22,076
Pool # BH7907, 6.50%, 12/1/2037	27,882	33,475
Pool # 961793, 5.00%, 3/1/2038	106,987	121,882
Pool # 985661, 5.50%, 6/1/2038	14,199	16,228
Pool # AU7519, 3.50%, 9/1/2038	57,359	61,815
Pool # AA7402, 4.50%, 6/1/2039	163,069	181,179
Pool # AC2638, 5.00%, 10/1/2039	228,553	259,501
Pool # AL0100, 6.00%, 10/1/2039	73,432	86,954
Pool # AC4886, 5.00%, 11/1/2039	41,634	47,272
Pool # 190399, 5.50%, 11/1/2039	119,946	140,499
Pool # AB1143, 4.50%, 6/1/2040	123,148	137,344
Pool # AD6938, 4.50%, 6/1/2040	156,147	173,215
Pool # AD5479, 5.00%, 6/1/2040	42,354	47,946
Pool # AB1259, 5.00%, 7/1/2040	54,497	61,692
Pool # AB1292, 5.00%, 8/1/2040	23,650	26,772
Pool # AL5437, 5.00%, 8/1/2040	138,247	156,499
Pool # AB1421, 5.00%, 9/1/2040	58,296	66,096

Investments	Principal Amount($)	Value($)
Pool # AE4142, 5.00%, 9/1/2040	33,543	37,972
Pool # AE3857, 5.00%, 10/1/2040	1,394,709	1,578,848
Pool # AE8289, 4.00%, 12/1/2040	146,141	160,452
Pool # MA0622, 3.50%, 1/1/2041	43,371	46,791
Pool # AH2312, 5.00%, 1/1/2041	120,199	136,068
Pool # AE0828, 3.50%, 2/1/2041	26,823	28,938
Pool # BM3090, 3.50%, 2/1/2041	151,468	161,482
Pool # AH3804, 4.00%, 2/1/2041	28,423	31,207
Pool # MA0639, 4.00%, 2/1/2041	51,999	57,091
Pool # AB2676, 3.50%, 4/1/2041	138,093	148,930
Pool # AL0241, 4.00%, 4/1/2041	85,257	93,606
Pool # AI1887, 4.50%, 5/1/2041	337,571	374,576
Pool # BM3118, 6.00%, 7/1/2041	115,211	136,619
Pool # AJ2293, 4.00%, 9/1/2041	31,816	34,946
Pool # AL0933, 5.00%, 10/1/2041	128,579	145,487
Pool # AW8154, 3.50%, 1/1/2042	29,748	32,083
Pool # AX5318, 4.50%, 1/1/2042	101,674	112,819
Pool # BD4480, 4.50%, 1/1/2042	434,085	481,671
Pool # AB4698, 4.00%, 3/1/2042	108,170	120,266
Pool # AL1998, 4.00%, 3/1/2042	138,212	151,806
Pool # AK7028, 4.00%, 4/1/2042	98,490	108,321
Pool # AO4134, 3.50%, 6/1/2042	17,852	19,231
Pool # AO8694, 4.50%, 7/1/2042	37,603	41,098
Pool # AP4258, 3.00%, 8/1/2042	123,256	130,939
Pool # AO9798, 3.50%, 8/1/2042	37,549	40,413
Pool # AP2424, 4.00%, 8/1/2042	157,096	172,778

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AP3958, 3.00%, 9/1/2042	323,004	343,139
Pool # AB6632, 3.50%, 10/1/2042	168,639	181,506
Pool # AB6633, 3.50%, 10/1/2042	34,825	37,482
Pool # AL3344, 4.50%, 10/1/2042	188,651	209,764
Pool # AB6828, 3.50%, 11/1/2042	163,067	175,668
Pool # AL3182, 3.50%, 12/1/2042	26,116	28,430
Pool # AQ9316, 2.50%, 1/1/2043	73,917	77,253
Pool # AB7580, 3.00%, 1/1/2043	174,096	184,949
Pool # AQ1104, 3.00%, 1/1/2043	41,854	44,463
Pool # AR0168, 3.00%, 2/1/2043	74,828	79,724
Pool # AR4239, 3.00%, 2/1/2043	47,824	50,811
Pool # AB7964, 3.50%, 2/1/2043	95,928	104,876
Pool # AR2271, 3.50%, 2/1/2043	960,248	1,034,834
Pool # BM4751, 3.50%, 3/1/2043	46,791	50,361
Pool # AB8742, 4.00%, 3/1/2043	21,214	23,586
Pool # AR6770, 4.00%, 3/1/2043	22,456	24,610
Pool # AT2015, 3.00%, 4/1/2043	49,398	52,484
Pool # AT2016, 3.00%, 4/1/2043	745,497	792,064
Pool # AT2035, 3.50%, 4/1/2043	58,426	62,964
Pool # AR8293, 3.00%, 5/1/2043	340,863	362,155
Pool # AT2723, 3.00%, 5/1/2043	72,769	77,315
Pool # AB9194, 3.50%, 5/1/2043	164,329	177,244
Pool # FM4462, 3.50%, 5/1/2043	1,462,292	1,573,861
Pool # AS0021, 3.00%, 7/1/2043	81,566	86,661
Pool # AT8912, 3.00%, 7/1/2043	41,622	44,222
Pool # AU1629, 3.00%, 7/1/2043	117,199	124,520

Investments	Principal Amount($)	Value($)
Pool # BM3785, 3.50%, 7/1/2043	177,021	191,166
Pool # AS0241, 4.00%, 8/1/2043	1,096,259	1,200,964
Pool # BM3704, 3.00%, 9/1/2043	50,565	53,724
Pool # AT2612, 3.50%, 9/1/2043	121,624	131,071
Pool # AU4256, 3.50%, 9/1/2043	46,314	50,535
Pool # AU4283, 3.50%, 9/1/2043	26,908	29,098
Pool # AL4062, 4.00%, 9/1/2043	39,645	43,780
Pool # BM4635, 2.50%, 10/1/2043	211,582	220,914
Pool # AS1121, 4.00%, 11/1/2043	50,445	55,264
Pool # AV0022, 4.00%, 11/1/2043	941,761	1,031,710
Pool # AL7696, 3.00%, 12/1/2043	80,012	85,010
Pool # AS1557, 4.00%, 1/1/2044	68,623	75,177
Pool # AV6103, 4.00%, 1/1/2044	269,902	295,680
Pool # BC1737, 4.00%, 1/1/2044	122,320	134,298
Pool # BM5365, 4.00%, 3/1/2044	100,693	110,554
Pool # FM1744, 3.50%, 5/1/2044	43,546	47,608
Pool # AS2700, 4.00%, 6/1/2044	60,109	65,851
Pool # AW6233, 4.50%, 6/1/2044	2,678,102	2,981,532
Pool # AS2947, 4.00%, 7/1/2044	57,867	63,160
Pool # AL9072, 5.00%, 7/1/2044	105,526	119,403
Pool # AS3133, 3.50%, 8/1/2044	29,609	31,985
Pool # AL9569, 5.00%, 8/1/2044	168,955	191,173
Pool # AX0152, 4.50%, 9/1/2044	38,524	42,973
Pool # BM4620, 3.00%, 10/1/2044	129,730	137,817
Pool # AS3470, 4.00%, 10/1/2044	23,955	26,093
Pool # AX2491, 4.00%, 10/1/2044	10,601	11,547

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AS3710, 4.00%, 11/1/2044	39,420	43,026
Pool # AS3867, 4.00%, 11/1/2044	15,947	17,406
Pool # AX4855, 4.00%, 11/1/2044	67,257	73,262
Pool # AS4012, 3.50%, 12/1/2044	78,079	84,439
Pool # FM1746, 3.50%, 1/1/2045	138,187	150,505
Pool # AS4402, 3.50%, 2/1/2045	85,326	92,739
Pool # AX7699, 3.50%, 2/1/2045	57,913	62,139
Pool # FM0015, 4.00%, 2/1/2045	139,411	154,015
Pool # MA2193, 4.50%, 2/1/2045	26,856	29,799
Pool # FM3414, 4.00%, 3/1/2045	948,806	1,035,600
Pool # AZ1682, 3.50%, 4/1/2045	27,471	29,287
Pool # BM3398, 3.50%, 4/1/2045	19,668	21,263
Pool # AY8617, 3.00%, 5/1/2045	13,817	14,576
Pool # BM5471, 3.50%, 6/1/2045	440,044	475,856
Pool # AS5570, 3.50%, 8/1/2045	45,761	49,204
Pool # AS5778, 3.50%, 9/1/2045	22,256	23,727
Pool # AZ2947, 4.00%, 9/1/2045	27,141	29,472
Pool # CA2709, 4.00%, 9/1/2045	1,560,952	1,716,771
Pool # AS5851, 4.50%, 9/1/2045	21,663	24,115
Pool # AS6184, 3.50%, 11/1/2045	189,065	206,082
Pool # AS6196, 3.50%, 11/1/2045	25,622	27,316
Pool # BA0315, 3.50%, 11/1/2045	555,073	600,352
Pool # FM1869, 4.00%, 11/1/2045	103,488	112,728
Pool # FM1708, 3.00%, 12/1/2045	54,133	57,675
Pool # BA3077, 3.50%, 12/1/2045	31,284	33,675
Pool # BC0066, 3.50%, 12/1/2045	44,090	47,134

Investments	Principal Amount($)	Value($)
Pool # BC0676, 3.50%, 12/1/2045	50,160	53,476
Pool # FM1923, 3.50%, 1/1/2046	51,562	54,971
Pool # FM3413, 4.00%, 1/1/2046	122,818	134,550
Pool # MA2512, 4.00%, 1/1/2046	26,178	28,427
Pool # AS6654, 3.50%, 2/1/2046	24,155	25,752
Pool # FM2323, 4.00%, 2/1/2046	60,996	66,996
Pool # AL9128, 4.50%, 2/1/2046	30,495	33,838
Pool # AS6811, 3.00%, 3/1/2046	47,682	50,177
Pool # BM4834, 3.00%, 3/1/2046	38,599	41,146
Pool # AL8387, 4.00%, 3/1/2046	203,732	221,233
Pool # FM1782, 4.00%, 3/1/2046	18,625	20,328
Pool # FM2195, 4.00%, 3/1/2046	46,846	51,453
Pool # AS7003, 3.00%, 4/1/2046	63,254	66,565
Pool # FM1370, 3.00%, 4/1/2046	20,375	21,494
Pool # FM1224, 3.50%, 4/1/2046	161,400	172,071
Pool # AL8936, 4.50%, 5/1/2046	24,090	26,730
Pool # AS7198, 4.50%, 5/1/2046	163,847	180,714
Pool # BD0166, 2.50%, 6/1/2046	139,865	145,305
Pool # BM5168, 2.50%, 6/1/2046	33,801	35,327
Pool # AS7343, 3.00%, 6/1/2046	190,105	200,053
Pool # AS7376, 3.00%, 6/1/2046	288,223	303,306
Pool # AS7386, 3.50%, 6/1/2046	16,175	17,228
Pool # BC6105, 3.50%, 6/1/2046	1,211,334	1,290,218
Pool # BM5587, 4.00%, 6/1/2046	71,033	77,818
Pool # AS7510, 4.00%, 7/1/2046	883,911	957,573
Pool # FM1780, 4.00%, 7/1/2046	970,016	1,066,191

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AS7660, 2.50%, 8/1/2046	336,874	349,977
Pool # MA2730, 2.50%, 8/1/2046	52,194	54,224
Pool # BD7968, 3.50%, 9/1/2046	469,573	506,878
Pool # FM3810, 3.00%, 10/1/2046	145,493	154,528
Pool # AL9385, 3.00%, 11/1/2046	74,266	78,630
Pool # MA2806, 3.00%, 11/1/2046	244,518	257,314
Pool # BM3288, 3.50%, 12/1/2046	32,907	35,435
Pool # FM2321, 3.50%, 12/1/2046	134,925	143,845
Pool # BM4990, 2.50%, 1/1/2047	15,971	16,676
Pool # FM2807, 3.00%, 1/1/2047	113,820	120,921
Pool # 890856, 3.50%, 1/1/2047	178,286	192,830
Pool # FM3374, 3.50%, 1/1/2047	232,638	250,388
Pool # AS8699, 4.00%, 1/1/2047	670,881	726,789
Pool # FM0041, 3.00%, 2/1/2047	817,184	871,028
Pool # BD5046, 3.50%, 2/1/2047	439,906	468,554
Pool # BM5955, 4.00%, 2/1/2047	57,590	62,858
Pool # BM5270, 4.50%, 2/1/2047	25,138	27,886
Pool # BM4350, 3.00%, 3/1/2047	1,080,461	1,148,790
Pool # MA2920, 3.00%, 3/1/2047	11,502	12,104
Pool # FM3107, 3.50%, 3/1/2047	426,081	454,252
Pool # AS9313, 4.00%, 3/1/2047	26,946	29,349
Pool # FM1511, 3.00%, 4/1/2047	140,753	148,488
Pool # FM4735, 3.00%, 4/1/2047	211,819	225,776
Pool # FM6073, 4.00%, 4/1/2047	1,850,726	2,044,960
Pool # AS9480, 4.50%, 4/1/2047	56,085	62,272
Pool # BM5220, 3.50%, 5/1/2047	43,907	46,766

Investments	Principal Amount($)	Value($)
Pool # BE0628, 4.50%, 5/1/2047	53,339	57,981
Pool # FM1772, 4.50%, 5/1/2047	25,395	28,179
Pool # BD0667, 4.50%, 6/1/2047	768,099	839,550
Pool # AS9937, 3.00%, 7/1/2047	836,042	879,792
Pool # AS9946, 3.50%, 7/1/2047	65,705	70,546
Pool # BM1568, 3.50%, 7/1/2047	94,031	102,900
Pool # AS9988, 4.50%, 7/1/2047	34,353	37,343
Pool # BH7375, 3.50%, 8/1/2047	76,572	81,076
Pool # CA0110, 3.50%, 8/1/2047	19,795	20,959
Pool # CA0148, 4.50%, 8/1/2047	28,322	30,787
Pool # CA0850, 3.00%, 9/1/2047	57,327	60,067
Pool # BH9317, 3.50%, 9/1/2047	143,108	153,207
Pool # CA0407, 3.50%, 9/1/2047	110,567	117,069
Pool # MA3147, 3.00%, 10/1/2047	64,951	68,057
Pool # BH9394, 3.50%, 10/1/2047	226,000	241,949
Pool # BM2003, 4.00%, 10/1/2047	292,139	313,497
Pool # BH9392, 3.50%, 11/1/2047	25,924	27,449
Pool # CA0681, 3.50%, 11/1/2047	314,509	340,946
Pool # FM0028, 3.00%, 12/1/2047	65,359	69,418
Pool # MA3209, 3.00%, 12/1/2047	436,582	457,455
Pool # FM1420, 3.50%, 12/1/2047	319,425	344,664
Pool # BJ5376, 4.50%, 12/1/2047	36,517	39,719
Pool # CA4015, 3.00%, 1/1/2048	13,965	14,633
Pool # BJ6154, 3.50%, 1/1/2048	1,073,124	1,149,097
Pool # MA3238, 3.50%, 1/1/2048	85,122	90,128
Pool # BJ5910, 3.50%, 2/1/2048	262,001	284,974

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # CA4155, 3.50%, 2/1/2048	20,375	21,574
Pool # MA3304, 3.00%, 3/1/2048	68,264	71,528
Pool # MA3305, 3.50%, 3/1/2048	365,334	386,019
Pool # BM3990, 4.00%, 3/1/2048	40,964	43,958
Pool # FM3494, 2.50%, 4/1/2048	16,513	17,155
Pool # BM3899, 4.00%, 4/1/2048	542,406	582,062
Pool # CA1574, 5.00%, 4/1/2048	73,568	81,056
Pool # CA2687, 3.00%, 5/1/2048	30,430	32,360
Pool # FM2177, 3.50%, 5/1/2048	501,822	540,374
Pool # BM4054, 4.00%, 5/1/2048	158,279	172,179
Pool # MA3425, 3.00%, 6/1/2048	56,295	58,972
Pool # BM4757, 3.50%, 7/1/2048	64,764	68,981
Pool # FM1911, 3.50%, 7/1/2048	134,390	143,275
Pool # FM3438, 3.00%, 8/1/2048	972,399	1,029,534
Pool # MA3443, 4.00%, 8/1/2048	24,857	26,516
Pool # BK4769, 5.00%, 8/1/2048	19,434	21,326
Pool # BM2007, 4.00%, 9/1/2048	8,731	9,314
Pool # BM4622, 4.00%, 9/1/2048	720,923	778,612
Pool # CA2368, 4.00%, 9/1/2048	54,772	59,155
Pool # MA3472, 5.00%, 9/1/2048	20,036	21,985
Pool # CA4655, 3.50%, 10/1/2048	135,719	145,717
Pool # MA3495, 4.00%, 10/1/2048	60,087	64,098
Pool # CA2432, 4.50%, 10/1/2048	92,447	101,467
Pool # BM4678, 4.00%, 11/1/2048	212,290	229,278
Pool # FM1248, 4.50%, 11/1/2048	37,889	41,186
Pool # FM2275, 4.50%, 11/1/2048	48,817	53,842

Investments	Principal Amount($)	Value($)
Pool # FM1148, 3.50%, 12/1/2048	54,900	58,009
Pool # FM1866, 4.00%, 12/1/2048	189,634	202,292
Pool # MA3536, 4.00%, 12/1/2048	79,615	84,929
Pool # CA2797, 4.50%, 12/1/2048	1,047,187	1,159,779
Pool # MA3577, 3.00%, 1/1/2049	23,893	25,029
Pool # BM5152, 5.50%, 1/1/2049	182,594	208,075
Pool # FM0030, 3.00%, 2/1/2049	77,723	81,790
Pool # MA3603, 3.00%, 2/1/2049	10,185	10,670
Pool # BM5446, 3.50%, 2/1/2049	15,786	16,680
Pool # MA3592, 4.00%, 2/1/2049	4,292	4,578
Pool # BN4380, 3.00%, 3/1/2049	10,622	11,094
Pool # FM6237, 3.50%, 4/1/2049	825,075	891,505
Pool # MA3637, 3.50%, 4/1/2049	36,938	38,963
Pool # MA3638, 4.00%, 4/1/2049	34,654	36,969
Pool # BN5418, 4.50%, 4/1/2049	35,417	38,883
Pool # MA3639, 4.50%, 4/1/2049	9,448	10,192
Pool # MA3664, 4.00%, 5/1/2049	18,965	20,233
Pool # FM4074, 4.50%, 5/1/2049	513,026	563,079
Pool # MA3665, 4.50%, 5/1/2049	30,837	33,265
Pool # CA3528, 5.00%, 5/1/2049	20,219	22,268
Pool # FM1389, 4.50%, 6/1/2049	13,418	14,465
Pool # MA3688, 4.50%, 6/1/2049	8,188	8,832
Pool # FM1198, 3.00%, 7/1/2049	48,386	50,913
Pool # CA4358, 3.50%, 7/1/2049	28,249	29,797
Pool # FM1672, 4.50%, 7/1/2049	997,994	1,107,396
Pool # FM1241, 3.50%, 8/1/2049	91,716	97,930

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA3745, 3.50%, 8/1/2049	170,211	179,540
Pool # MA3746, 4.00%, 8/1/2049	28,497	30,401
Pool # MA3747, 4.50%, 8/1/2049	17,632	19,021
Pool # BO4012, 3.00%, 9/1/2049	142,966	151,393
Pool # MA3774, 3.00%, 9/1/2049	276,098	288,349
Pool # FM1449, 3.50%, 9/1/2049	380,382	402,264
Pool # FM4430, 3.50%, 9/1/2049	1,007,687	1,072,454
Pool # MA3775, 3.50%, 9/1/2049	16,991	17,922
Pool # FM3572, 4.50%, 9/1/2049	138,322	151,817
Pool # BO2820, 3.00%, 10/1/2049	69,961	73,307
Pool # MA3803, 3.50%, 10/1/2049	84,799	89,447
Pool # MA3818, 5.00%, 10/1/2049	28,714	31,488
Pool # MA3833, 2.50%, 11/1/2049	204,567	211,823
Pool # BK0350, 3.00%, 11/1/2049	1,447,289	1,531,804
Pool # MA3870, 2.50%, 12/1/2049	303,638	314,409
Pool # CA4977, 3.00%, 1/1/2050	366,000	383,504
Pool # FM2095, 3.00%, 1/1/2050	977,901	1,023,239
Pool # FM2363, 3.00%, 1/1/2050	2,792,348	2,969,089
Pool # MA3905, 3.00%, 1/1/2050	1,683,652	1,758,357
Pool # CA5021, 3.50%, 1/1/2050	75,394	79,866
Pool # MA3906, 3.50%, 1/1/2050	81,346	85,805
Pool # CA5135, 2.50%, 2/1/2050	162,104	168,845
Pool # MA3936, 2.50%, 2/1/2050	230,164	238,329
Pool # FM2733, 2.50%, 3/1/2050	142,851	148,100
Pool # FM4883, 2.50%, 3/1/2050	2,363,782	2,458,221
Pool # BP4015, 3.00%, 3/1/2050	190,368	199,419

Investments	Principal Amount($)	Value($)
Pool # FM4372, 3.50%, 3/1/2050	1,101,985	1,172,427
Pool # MA3972, 4.50%, 3/1/2050	148,170	159,840
Pool # BP5001, 2.50%, 5/1/2050	860,062	890,955
Pool # FM3257, 3.00%, 5/1/2050	339,008	361,116
Pool # MA4049, 3.50%, 6/1/2050	183,094	193,269
Pool # BK2753, 2.50%, 7/1/2050	1,415,902	1,466,762
Pool # MA4078, 2.50%, 7/1/2050	526,686	545,605
Pool # BP7217, 3.00%, 7/1/2050	724,329	772,877
Pool # BQ0082, 3.00%, 7/1/2050	898,875	938,746
Pool # MA4079, 3.00%, 7/1/2050	208,037	217,264
Pool # BP6626, 2.00%, 8/1/2050	2,852,700	2,884,717
Pool # MA4100, 2.00%, 8/1/2050	1,429,511	1,445,555
Pool # BP9500, 2.50%, 8/1/2050	123,783	128,229
Pool # FM5371, 3.00%, 8/1/2050	422,585	445,471
Pool # MA4097, 3.00%, 8/1/2050	202,552	211,537
Pool # BQ0723, 3.50%, 8/1/2050	1,497,251	1,583,147
Pool # FM5750, 4.00%, 8/1/2050	1,062,645	1,133,642
Pool # MA4119, 2.00%, 9/1/2050	190,097	192,230
Pool # BK3044, 2.50%, 9/1/2050	1,052,930	1,090,752
Pool # MA4158, 2.00%, 10/1/2050	2,181,136	2,205,616
Pool # MA4159, 2.50%, 10/1/2050	834,273	864,240
Pool # MA4182, 2.00%, 11/1/2050	2,276,341	2,301,890
Pool # MA4183, 2.50%, 11/1/2050	3,817,912	3,955,054
Pool # CA8222, 1.50%, 12/1/2050	1,715,954	1,685,424
Pool # MA4209, 1.50%, 12/1/2050	1,491,541	1,464,725
Pool # BQ5160, 2.00%, 12/1/2050	3,109,712	3,147,161

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM5849, 2.00%, 12/1/2050	998,268	1,011,800
Pool # MA4208, 2.00%, 12/1/2050	582,195	588,729
Pool # BR2807, 2.50%, 12/1/2050	1,634,061	1,693,541
Pool # MA4210, 2.50%, 12/1/2050	2,117,524	2,193,668
Pool # FM5597, 2.00%, 1/1/2051	249,707	253,092
Pool # FM6241, 2.00%, 1/1/2051	4,566,069	4,621,057
Pool # MA4254, 1.50%, 2/1/2051	393,892	386,811
Pool # CA9190, 2.00%, 2/1/2051	998,273	1,011,073
Pool # FM6037, 2.00%, 2/1/2051	2,031,827	2,065,481
Pool # FM6126, 2.00%, 2/1/2051	249,428	252,809
Pool # MA4255, 2.00%, 2/1/2051	5,727,037	5,791,314
Pool # FM6244, 2.00%, 3/1/2051	997,921	1,010,021
Pool # FM6537, 2.00%, 4/1/2051	4,512,750	4,588,765
Pool # MA4306, 2.50%, 4/1/2051	317,869	329,748
Pool # MA4325, 2.00%, 5/1/2051	2,692,075	2,723,372
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 6/25/2051(a)	4,750,000	4,963,275
TBA, 2.50%, 7/25/2051(a)	2,500,000	2,583,675
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	24,698	29,010
Pool # 726769, 5.00%, 9/15/2039	23,730	26,844
Pool # 721340, 5.00%, 12/15/2039	50,012	55,050
Pool # 754439, 3.50%, 12/15/2041	153,710	166,434
Pool # 711674, 3.00%, 9/15/2042	52,780	56,265
Pool # AD7257, 3.50%, 3/15/2043	112,968	122,094
Pool # 783748, 3.50%, 4/15/2043	88,109	95,432
Pool # 784660, 4.00%, 4/15/2043	8,665	9,531
Pool # AC2224, 3.50%, 6/15/2043	66,560	71,937

Investments	Principal Amount($)	Value($)
Pool # 785088, 3.50%, 7/15/2043	73,646	80,086
Pool # AJ4151, 4.00%, 9/15/2044	327,955	359,468
Pool # AL9314, 3.00%, 3/15/2045	60,501	64,050
Pool # 784664, 4.00%, 4/15/2045	33,957	37,353
Pool # 670030, 3.00%, 7/15/2045	59,646	63,145
Pool # AM8960, 4.00%, 7/15/2045	17,064	18,632
Pool # AO0544, 3.00%, 8/15/2045	34,000	35,995
Pool # 784371, 4.00%, 8/15/2045	81,834	89,579
Pool # 627030, 3.00%, 12/15/2045	25,492	27,251
Pool # 784429, 3.00%, 8/15/2046	113,248	120,701
Pool # BB4046, 4.00%, 12/15/2047	283,720	308,305
Pool # 784766, 3.50%, 3/15/2048	866,739	930,072
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	102,990	107,539
Pool # MA4625, 3.50%, 8/20/2032	36,734	39,262
Pool # MA6906, 2.50%, 10/20/2035	1,282,999	1,341,361
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	67,764	72,506
Pool # 3459, 5.50%, 10/20/2033	66,300	76,660
Pool # AQ5932, 3.50%, 1/20/2036	95,036	101,561
Pool # 4222, 6.00%, 8/20/2038	12,995	15,433
Pool # 709148, 4.50%, 2/20/2039	30,479	33,968
Pool # 4446, 4.50%, 5/20/2039	4,108	4,578
Pool # 4467, 4.00%, 6/20/2039	18,635	20,488
Pool # 4468, 4.50%, 6/20/2039	3,645	4,062
Pool # 4494, 4.00%, 7/20/2039	20,350	22,374
Pool # 4495, 4.50%, 7/20/2039	15,875	17,693

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 4519, 4.50%, 8/20/2039	5,933	6,612
Pool # 4558, 4.50%, 10/20/2039	4,938	5,503
Pool # 4576, 4.00%, 11/20/2039	9,280	10,202
Pool # 4598, 4.50%, 12/20/2039	9,754	10,870
Pool # 4617, 4.50%, 1/20/2040	5,328	5,938
Pool # 4636, 4.50%, 2/20/2040	7,433	8,284
Pool # 4656, 4.00%, 3/20/2040	14,090	15,488
Pool # 4677, 4.00%, 4/20/2040	41,272	45,369
Pool # 4678, 4.50%, 4/20/2040	1,801	2,011
Pool # 4695, 4.00%, 5/20/2040	4,761	5,233
Pool # 4696, 4.50%, 5/20/2040	1,840	2,055
Pool # 4712, 4.00%, 6/20/2040	6,369	7,001
Pool # 4800, 4.00%, 9/20/2040	7,331	8,059
Pool # 737727, 4.00%, 12/20/2040	56,546	62,160
Pool # 4945, 4.00%, 2/20/2041	15,541	17,084
Pool # 759342, 4.50%, 2/20/2041	665,935	743,672
Pool # 4950, 5.50%, 2/20/2041	29,417	34,289
Pool # 4976, 3.50%, 3/20/2041	16,640	17,950
Pool # 4977, 4.00%, 3/20/2041	28,599	31,438
Pool # 5016, 4.00%, 4/20/2041	11,151	12,258
Pool # 5054, 4.00%, 5/20/2041	17,109	18,808
Pool # 5114, 4.00%, 7/20/2041	2,289	2,517
Pool # 779497, 3.50%, 10/20/2041	14,229	15,358
Pool # 5233, 4.00%, 11/20/2041	2,748	3,021
Pool # 5258, 3.50%, 12/20/2041	163,962	176,973
Pool # 5259, 4.00%, 12/20/2041	10,478	11,518

Investments	Principal Amount($)	Value($)
Pool # 5279, 3.50%, 1/20/2042	30,746	33,186
Pool # 5330, 3.00%, 3/20/2042	19,573	20,856
Pool # 754406, 3.50%, 5/20/2042	64,009	69,088
Pool # MA0220, 3.50%, 7/20/2042	13,129	14,176
Pool # MA0318, 3.50%, 8/20/2042	184,379	199,087
Pool # 796468, 4.00%, 9/20/2042	31,282	34,352
Pool # AA6040, 3.00%, 1/20/2043	118,153	125,903
Pool # AD1584, 3.00%, 1/20/2043	186,197	198,409
Pool # AD2125, 3.50%, 1/20/2043	1,090,473	1,192,871
Pool # AA6054, 3.00%, 2/20/2043	253,164	272,851
Pool # AD1744, 3.00%, 2/20/2043	21,361	23,022
Pool # 783755, 3.00%, 4/20/2043	181,833	193,520
Pool # 783976, 3.50%, 4/20/2043	30,356	32,778
Pool # MA1012, 3.50%, 5/20/2043	154,710	166,380
Pool # MA1157, 3.50%, 7/20/2043	30,835	33,161
Pool # AE7804, 3.00%, 8/20/2043	14,811	15,763
Pool # MA1284, 3.00%, 9/20/2043	24,350	25,915
Pool # 785065, 3.50%, 10/20/2043	329,830	354,709
Pool # MA1376, 4.00%, 10/20/2043	156,081	171,060
Pool # AI7106, 4.00%, 6/20/2044	51,593	56,061
Pool # 784026, 3.50%, 12/20/2044	213,506	230,723
Pool # AK6860, 3.00%, 1/20/2045	54,157	57,862
Pool # MA2677, 3.00%, 3/20/2045	30,496	32,306
Pool # MA2678, 3.50%, 3/20/2045	217,929	232,922
Pool # MA2679, 4.00%, 3/20/2045	68,788	74,745
Pool # MA2753, 3.00%, 4/20/2045	255,839	271,026

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA2754, 3.50%, 4/20/2045	10,333	11,044
Pool # 626942, 3.00%, 5/20/2045	177,795	190,141
Pool # MA2825, 3.00%, 5/20/2045	283,364	300,185
Pool # MA2829, 5.00%, 5/20/2045	38,075	43,297
Pool # 784800, 3.00%, 6/20/2045	43,466	46,259
Pool # AM9881, 3.00%, 6/20/2045	26,559	28,136
Pool # MA2891, 3.00%, 6/20/2045	11,439	12,118
Pool # AN2972, 4.00%, 9/20/2045	67,348	73,305
Pool # 784623, 3.50%, 10/20/2045	77,871	83,744
Pool # AO8403, 3.50%, 10/20/2045	22,571	24,232
Pool # MA3247, 5.00%, 11/20/2045	34,711	39,472
Pool # AO9442, 3.50%, 12/20/2045	27,015	29,089
Pool # MA3375, 3.00%, 1/20/2046	64,011	67,810
Pool # 784119, 3.00%, 2/20/2046	242,215	256,593
Pool # MA3458, 5.50%, 2/20/2046	47,423	55,432
Pool # MA3520, 3.00%, 3/20/2046	1,139,287	1,200,642
Pool # MA3596, 3.00%, 4/20/2046	458,862	483,574
Pool # MA3662, 3.00%, 5/20/2046	158,660	167,204
Pool # MA3735, 3.00%, 6/20/2046	468,342	493,564
Pool # AS5902, 3.50%, 6/20/2046	86,290	92,356
Pool # AT7138, 3.50%, 6/20/2046	857,417	919,016
Pool # MA3935, 2.50%, 9/20/2046	116,688	121,441
Pool # 784768, 3.00%, 9/20/2046	112,130	119,057
Pool # AT8215, 3.00%, 9/20/2046	31,795	33,760
Pool # AX8668, 3.50%, 9/20/2046	80,612	86,294
Pool # MA4002, 2.50%, 10/20/2046	636,584	662,512

Investments	Principal Amount($)	Value($)
Pool # AW0199, 3.00%, 10/20/2046	96,979	102,957
Pool # MA4003, 3.00%, 10/20/2046	100,672	106,094
Pool # MA4068, 3.00%, 11/20/2046	19,729	20,791
Pool # MA4072, 5.00%, 11/20/2046	37,604	42,729
Pool # MA4125, 2.50%, 12/20/2046	565,648	588,687
Pool # MA4126, 3.00%, 12/20/2046	91,422	96,345
Pool # MA4127, 3.50%, 12/20/2046	44,738	47,753
Pool # MA4260, 2.50%, 2/20/2047	93,932	97,758
Pool # AZ3119, 3.50%, 3/20/2047	42,508	45,311
Pool # MA4323, 4.50%, 3/20/2047	685,505	747,297
Pool # AZ7084, 3.50%, 4/20/2047	639,761	684,226
Pool # 675725, 3.50%, 6/20/2047	6,172	6,414
Pool # 784801, 3.50%, 6/20/2047	72,251	77,701
Pool # MA4511, 4.00%, 6/20/2047	323,143	346,878
Pool # BA5041, 5.00%, 6/20/2047	130,862	143,304
Pool # MA4584, 2.50%, 7/20/2047	121,707	126,664
Pool # MA4718, 3.00%, 9/20/2047	13,098	13,805
Pool # MA4721, 4.50%, 9/20/2047	60,685	65,782
Pool # MA4836, 3.00%, 11/20/2047	1,155,613	1,217,936
Pool # BC2742, 3.50%, 11/20/2047	667,022	716,611
Pool # BD6940, 3.50%, 12/20/2047	414	439
Pool # MA4900, 3.50%, 12/20/2047	168,386	178,662
Pool # MA4961, 3.00%, 1/20/2048	79,777	84,079
Pool # MA4962, 3.50%, 1/20/2048	437,832	464,552
Pool # MA5019, 3.50%, 2/20/2048	439,598	466,425
Pool # 784899, 4.00%, 2/20/2048	48,122	51,893

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA5077, 3.50%, 3/20/2048	65,244	69,226
Pool # MA5138, 4.50%, 4/20/2048	29,201	31,654
Pool # 785033, 3. 50%, 5/20/2048	292,369	317,885
Pool # MA5194, 5.00%, 5/20/2048	184,863	202,339
Pool # MA5264, 4.00%, 6/20/2048	51,531	55,020
Pool # MA5329, 3.50%, 7/20/2048	15,912	16,848
Pool # MA5330, 4.00%, 7/20/2048	43,487	46,431
Pool # MA5468, 5.00%, 9/20/2048	14,690	16,031
Pool # MA5527, 3.50%, 10/20/2048	59,187	62,671
Pool # MA5528, 4.00%, 10/20/2048	31,812	33,966
Pool # MA5595, 4.00%, 11/20/2048	76,593	81,779
Pool # BJ6759, 4.50%, 11/20/2048	601,659	648,228
Pool # MA5650, 3.50%, 12/20/2048	23,856	25,261
Pool # MA5651, 4.00%, 12/20/2048	360,759	385,184
Pool # MA5709, 3.50%, 1/20/2049	164,603	174,648
Pool # BI6473, 4.00%, 1/20/2049	1,444,382	1,556,640
Pool # BJ9901, 3.00%, 2/20/2049	58,512	62,623
Pool # MA5763, 4.00%, 2/20/2049	104,245	111,303
Pool # MA5815, 3.00%, 3/20/2049	142,754	149,735
Pool # MA5816, 3.50%, 3/20/2049	213,388	225,950
Pool # MA5876, 4.00%, 4/20/2049	65,054	69,261
Pool # MA5930, 3.50%, 5/20/2049	23,744	25,018
Pool # MA5983, 2.50%, 6/20/2049	195,502	203,465
Pool # MA5985, 3.50%, 6/20/2049	94,941	100,038
Pool # MA5987, 4.50%, 6/20/2049	89,089	95,332
Pool # MA5988, 5.00%, 6/20/2049	19,113	20,858

Investments	Principal Amount($)	Value($)
Pool # MA6039, 3.50%, 7/20/2049	160,408	169,002
Pool # MA6040, 4.00%, 7/20/2049	34,064	36,204
Pool # BM5450, 4.50%, 7/20/2049	103,613	112,413
Pool # MA6089, 3.00%, 8/20/2049	40,522	42,446
Pool # MA6090, 3.50%, 8/20/2049	159,469	168,003
Pool # BP4603, 3.50%, 9/20/2049	23,627	25,362
Pool # MA6154, 3.50%, 9/20/2049	48,239	50,818
Pool # MA6155, 4.00%, 9/20/2049	507,606	539,487
Pool # 785122, 3.50%, 10/20/2049	361,450	385,168
Pool # BQ7205, 3.50%, 10/20/2049	434,355	468,662
Pool # MA6220, 4.00%, 10/20/2049	455,404	484,007
Pool # MA6221, 4.50%, 10/20/2049	141,724	152,205
Pool # BR4627, 3.00%, 11/20/2049	622,400	661,899
Pool # MA6283, 3.00%, 11/20/2049	204,620	213,792
Pool # MA6284, 3.50%, 11/20/2049	64,890	68,355
Pool # BR2455, 3.00%, 12/20/2049	299,883	310,432
Pool # MA6339, 3.50%, 12/20/2049	390,799	411,645
Pool # BS1714, 4.00%, 12/20/2049	354,493	381,968
Pool # MA6409, 3.00%, 1/20/2050	507,541	529,957
Pool # MA6410, 3.50%, 1/20/2050	191,612	201,821
Pool # MA6474, 3.00%, 2/20/2050	121,452	126,736
Pool # MA6478, 5.00%, 2/20/2050	59,713	65,358
Pool # BT3619, 3.00%, 3/20/2050	79,575	84,391
Pool # MA6542, 3.50%, 3/20/2050	829,179	873,361
Pool # MA6545, 5.00%, 3/20/2050	76,354	83,573
Pool # BU6116, 2.50%, 4/20/2050	238,979	245,166

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA6599, Class 357, 3.00%, 4/20/2050	209,046	218,070
Pool # MA6656, 3.00%, 5/20/2050	282,404	294,713
Pool # BT5564, 2.50%, 6/20/2050	247,995	254,416
Pool # BV1348, 2.50%, 6/20/2050	155,010	159,006
Pool # MA6709, 2.50%, 6/20/2050	1,188,136	1,230,912
Pool # MA6767, 3.50%, 7/20/2050	451,362	477,353
Pool # MA6769, 4.50%, 7/20/2050	183,207	197,804
Pool # MA6818, 2.00%, 8/20/2050	1,874,498	1,908,798
Pool # MA6819, 2.50%, 8/20/2050	1,672,592	1,732,810
Pool # MA6866, 3.00%, 9/20/2050	490,554	512,761
Pool # BY8818, 2.00%, 10/20/2050	646,269	658,339
Pool # 785401, 2.50%, 10/20/2050	898,062	935,376
Pool # MA6931, 2.50%, 10/20/2050	1,927,702	1,997,104
Pool # MA6994, 2.00%, 11/20/2050	1,949,235	1,984,904
Pool # BY8832, 2.50%, 11/20/2050	637,421	661,364
Pool # MA7051, 2.00%, 12/20/2050	2,973,045	3,027,448
Pool # CA4485, 2.50%, 12/20/2050	884,406	916,247
Pool # MA7052, 2.50%, 12/20/2050	1,466,306	1,519,097
Pool # MA7135, 2.00%, 1/20/2051	3,357,288	3,418,722
Pool # MA7194, 3.00%, 2/20/2051	540,801	565,963
Pool # MA7311, 2.00%, 4/20/2051	3,290,191	3,350,568
GNMA II, Single Family, 30 Year
TBA, 2.50%, 6/15/2051 (a)	5,600,000	5,800,088
TBA, 3.00%, 6/15/2051 (a)	1,800,000	1,878,138

TOTAL MORTGAGE-BACKED SECURITIES (Cost $304,946,986)		304,731,932

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 26.9%
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	69,000	75,778
3.48%, 12/1/2027	536,000	588,288
4.20%, 5/1/2030	530,000	600,752

		1,264,818

Auto Components — 0.2%
Aptiv Corp.
4.15%, 3/15/2024	198,000	215,833
Aptiv plc
4.25%, 1/15/2026	44,000	49,797
4.40%, 10/1/2046	216,000	241,696
5.40%, 3/15/2049 (b)	100,000	129,745
Lear Corp.
3.80%, 9/15/2027	398,000	438,990
4.25%, 5/15/2029	50,000	55,971
5.25%, 5/15/2049 (b)	1,207,000	1,453,324

		2,585,356

Automobiles — 0.0% (c)
Stellantis NV 5.25%, 4/15/2023	200,000	216,525

Banks — 1.7%
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022	10,000	10,244
0.50%, 12/14/2023	590,000	589,685
3.10%, 4/2/2024	775,000	829,392
2.25%, 1/28/2025	921,000	966,497
Capital One NA
2.95%, 7/23/2021	200,000	200,390
2.25%, 9/13/2021	200,000	200,785
2.15%, 9/6/2022	750,000	766,519
Comerica, Inc.
3.70%, 7/31/2023	18,000	19,228
Discover Bank
4.20%, 8/8/2023	250,000	270,198
4.25%, 3/13/2026	636,000	718,237
3.45%, 7/27/2026	90,000	98,401
4.65%, 9/13/2028	660,000	766,187
First Republic Bank
2.50%, 6/6/2022	250,000	255,104
(SOFR + 0.62%), 1.91%, 2/12/2024 (d)	300,000	306,888
Huntington Bancshares, Inc.
2.63%, 8/6/2024	229,000	242,354
Huntington National Bank (The)
3.13%, 4/1/2022	499,000	509,972
Intesa Sanpaolo SpA (Italy)
5.25%, 1/12/2024	400,000	443,491
Kreditanstalt fuer Wiederaufbau (Germany)
2.13%, 3/7/2022	115,000	116,759

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.13%, 6/15/2022	450,000	459,210
2.38%, 12/29/2022	190,000	196,612
2.13%, 1/17/2023	200,000	206,350
1.63%, 2/15/2023	83,000	85,046
0.25%, 10/19/2023	139,000	139,010
2.63%, 2/28/2024	36,000	38,267
2.50%, 11/20/2024	75,000	80,171
0.38%, 7/18/2025	50,000	49,462
0.63%, 1/22/2026	78,000	77,503
1.75%, 9/14/2029	95,000	96,878
Zero Coupon, 4/18/2036	241,000	175,613
Zero Coupon, 6/29/2037	872,000	621,750
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	31,000	33,152
2.00%, 1/13/2025	629,000	661,681
2.38%, 6/10/2025	75,000	80,117
Oesterreichische Kontrollbank AG (Austria)
2.88%, 3/13/2023	130,000	136,126
1.50%, 2/12/2025	160,000	165,278
Royal Bank of Canada (Canada)
2.80%, 4/29/2022	659,000	674,650
1.95%, 1/17/2023	100,000	102,802
1.60%, 4/17/2023	618,000	633,460
0.50%, 10/26/2023	25,000	25,082
0.43%, 1/19/2024	72,000	71,985
2.55%, 7/16/2024	272,000	288,432
2.25%, 11/1/2024	2,622,000	2,761,588
1.15%, 6/10/2025 (b)	238,000	239,724
SVB Financial Group
3.50%, 1/29/2025	681,000	739,680
3.13%, 6/5/2030	1,258,000	1,323,408
1.80%, 2/2/2031	21,000	19,752
Synovus Financial Corp.
3.13%, 11/1/2022	1,214,000	1,253,121

		18,746,241

Beverages — 0.0% (c)
Brown-Forman Corp.
3.50%, 4/15/2025	56,000	61,184
4.00%, 4/15/2038	93,000	107,020
4.50%, 7/15/2045	269,000	337,192

		505,396

Biotechnology — 0.7%
Biogen, Inc.
4.05%, 9/15/2025	400,000	446,243
2.25%, 5/1/2030	1,344,000	1,324,398
5.20%, 9/15/2045	1,429,000	1,843,764
3.15%, 5/1/2050 (b)	2,185,000	2,045,655
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	333,000	312,637
2.80%, 9/15/2050	1,912,000	1,674,850

		7,647,547

Investments	Principal Amount($)	Value($)
Building Products — 0.3%
Allegion plc
3.50%, 10/1/2029	138,000	148,202
Johnson Controls International plc
3.62%, 7/2/2024 (e)	10,000	10,806
1.75%, 9/15/2030	873,000	829,505
4.63%, 7/2/2044 (e)	1,000,000	1,206,129
Lennox International, Inc.
3.00%, 11/15/2023	564,000	593,868
1.35%, 8/1/2025	264,000	265,993
1.70%, 8/1/2027	125,000	125,090

		3,179,593

Capital Markets — 4.2%
Affiliated Managers Group, Inc.
4.25%, 2/15/2024	410,000	448,572
3.30%, 6/15/2030	157,000	167,777
Ameriprise Financial, Inc.
3.00%, 3/22/2022	636,000	650,122
4.00%, 10/15/2023	318,000	344,798
3.70%, 10/15/2024	310,000	340,895
2.88%, 9/15/2026	1,117,000	1,205,182
BGC Partners, Inc.
3.75%, 10/1/2024	1,437,000	1,523,584
BlackRock, Inc.
3.38%, 6/1/2022	278,000	286,756
3.20%, 3/15/2027 (b)	567,000	630,544
3.25%, 4/30/2029	250,000	277,277
2.40%, 4/30/2030	1,272,000	1,319,820
1.90%, 1/28/2031	333,000	328,159
Charles Schwab Corp. (The)
2.65%, 1/25/2023	18,000	18,666
4.20%, 3/24/2025	200,000	224,133
3.85%, 5/21/2025	300,000	333,675
3.20%, 1/25/2028	109,000	119,279
3.25%, 5/22/2029	2,246,000	2,454,310
4.63%, 3/22/2030	560,000	672,123
CME Group, Inc.
3.00%, 9/15/2022	429,000	444,268
3.00%, 3/15/2025	311,000	335,410
3.75%, 6/15/2028 (b)	362,000	410,336
5.30%, 9/15/2043	837,000	1,171,417
4.15%, 6/15/2048	303,000	376,711
Deutsche Bank AG (Germany)
Series D, 5.00%, 2/14/2022	604,000	622,919
3.30%, 11/16/2022	845,000	877,051
3.95%, 2/27/2023	600,000	632,785
3.70%, 5/30/2024	789,000	850,743
(SOFR + 2.58%), 3.96%, 11/26/2025 (d)	150,000	163,000
4.10%, 1/13/2026 (b)	2,107,000	2,323,028
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	1,798,000	1,829,512

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Franklin Resources, Inc.
2.80%, 9/15/2022	25,000	25,795
2.85%, 3/30/2025 (b)	194,000	207,905
1.60%, 10/30/2030	1,060,000	1,004,883
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022	10,000	10,356
3.85%, 7/8/2024	10,000	10,880
3.50%, 1/23/2025	25,000	27,144
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	75,000	80,835
3.75%, 2/25/2026	38,000	42,243
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,624,000	1,845,805
4.80%, 7/8/2044	235,000	295,583
Intercontinental Exchange, Inc.
2.35%, 9/15/2022	548,000	561,405
0.70%, 6/15/2023	292,000	294,020
3.45%, 9/21/2023	139,000	148,167
4.00%, 10/15/2023	125,000	135,346
3.75%, 12/1/2025	50,000	55,632
3.75%, 9/21/2028	811,000	906,220
2.10%, 6/15/2030	46,000	45,259
2.65%, 9/15/2040	601,000	561,789
4.25%, 9/21/2048	1,208,000	1,383,842
3.00%, 6/15/2050	198,000	188,013
3.00%, 9/15/2060	43,000	39,365
Janus Capital Group, Inc.
4.88%, 8/1/2025	562,000	639,257
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	10,000	10,777
Jefferies Group LLC
5.13%, 1/20/2023	215,000	230,769
4.15%, 1/23/2030	314,000	348,796
2.75%, 10/15/2032	600,000	594,743
6.25%, 1/15/2036	1,849,000	2,437,584
6.50%, 1/20/2043	50,000	68,014
Lazard Group LLC
3.75%, 2/13/2025	1,314,000	1,438,051
3.63%, 3/1/2027	539,000	588,017
4.50%, 9/19/2028	280,000	324,515
4.38%, 3/11/2029	802,000	904,161
Legg Mason, Inc.
4.75%, 3/15/2026 (b)	400,000	464,641
5.63%, 1/15/2044	111,000	150,715
Nasdaq, Inc.
0.45%, 12/21/2022	377,000	377,174
4.25%, 6/1/2024	267,000	293,614
3.85%, 6/30/2026	1,291,000	1,443,344
3.25%, 4/28/2050	843,000	812,117
Raymond James Financial, Inc.
4.65%, 4/1/2030	190,000	225,368
4.95%, 7/15/2046 (b)	110,000	139,885
S&P Global, Inc.
4.00%, 6/15/2025	510,000	570,374

Investments	Principal Amount($)	Value($)
2.95%, 1/22/2027	307,000	331,948
2.50%, 12/1/2029	858,000	887,298
1.25%, 8/15/2030	830,000	770,598
3.25%, 12/1/2049	402,000	417,564
Stifel Financial Corp.
4.25%, 7/18/2024	467,000	516,095
4.00%, 5/15/2030	328,000	360,781
TD Ameritrade Holding Corp.
3.75%, 4/1/2024 (b)	327,000	356,293
3.63%, 4/1/2025 (b)	417,000	458,084
3.30%, 4/1/2027	1,197,000	1,318,861
2.75%, 10/1/2029	100,000	106,211

		46,838,988

Chemicals — 0.3%
EI du Pont de Nemours and Co.
1.70%, 7/15/2025	590,000	607,423
2.30%, 7/15/2030	54,000	54,682
Huntsman International LLC
5.13%, 11/15/2022	25,000	26,299
4.50%, 5/1/2029 (b)	324,000	366,302
NewMarket Corp.
4.10%, 12/15/2022	109,000	114,566
Syngenta Finance NV (Switzerland)
3.13%, 3/28/2022	6,000	6,089
Westlake Chemical Corp.
3.60%, 8/15/2026 (b)	850,000	932,090
3.38%, 6/15/2030	25,000	26,495
5.00%, 8/15/2046	787,000	957,103

		3,091,049

Communications Equipment — 0.1%
Juniper Networks, Inc.
2.00%, 12/10/2030	500,000	471,037
5.95%, 3/15/2041	728,000	941,870

		1,412,907

Consumer Finance — 2.0%
Ally Financial, Inc.
1.45%, 10/2/2023	325,000	330,056
3.88%, 5/21/2024	1,608,000	1,743,175
5.13%, 9/30/2024	2,097,000	2,373,185
4.63%, 3/30/2025 (b)	55,000	61,879
8.00%, 11/1/2031	405,000	563,678
American Express Co.
2.75%, 5/20/2022	146,000	149,271
2.50%, 8/1/2022	732,000	749,771
2.65%, 12/2/2022	178,000	184,462
3.40%, 2/27/2023	867,000	911,297
3.70%, 8/3/2023	734,000	785,211
3.40%, 2/22/2024	534,000	574,774
3.00%, 10/30/2024	308,000	332,963
4.20%, 11/6/2025	100,000	113,631
3.13%, 5/20/2026	240,000	262,959
4.05%, 12/3/2042	1,431,000	1,658,457

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Express Credit Corp.
2.70%, 3/3/2022	31,000	31,522
3.30%, 5/3/2027	336,000	373,599
Capital One Financial Corp.
3.05%, 3/9/2022	643,000	655,380
2.60%, 5/11/2023	10,000	10,410
3.50%, 6/15/2023	229,000	243,252
3.30%, 10/30/2024	324,000	350,720
3.20%, 2/5/2025	715,000	771,615
3.80%, 1/31/2028 (b)	60,000	67,338
Discover Financial Services
5.20%, 4/27/2022	314,000	327,201
3.85%, 11/21/2022 (b)	789,000	828,932
3.95%, 11/6/2024	1,192,000	1,308,184
3.75%, 3/4/2025	44,000	48,161
4.50%, 1/30/2026	20,000	22,701
4.10%, 2/9/2027	418,000	469,553
Navient Solutions LLC
Zero Coupon, 10/3/2022	565,000	558,883
Synchrony Financial
2.85%, 7/25/2022	1,539,000	1,576,314
4.38%, 3/19/2024	487,000	533,596
4.50%, 7/23/2025	142,000	159,283
3.70%, 8/4/2026	852,000	933,433
5.15%, 3/19/2029	1,873,000	2,185,211

		22,250,057

Containers & Packaging — 0.0% (c)
Avery Dennison Corp. 4.88%, 12/6/2028	407,000	480,572

Diversified Financial Services — 0.0% (c)
Synchrony Bank 3.00%, 6/15/2022	450,000	461,271

Diversified Telecommunication Services — 0.7%
Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030 (b)	1,035,000	1,446,168
Verizon Communications, Inc.
3.38%, 2/15/2025	50,000	54,474
0.85%, 11/20/2025	464,000	459,550
4.13%, 3/16/2027	425,000	485,401
3.00%, 3/22/2027	20,000	21,548
4.33%, 9/21/2028	300,000	345,643
3.88%, 2/8/2029 (b)	581,000	655,937
1.68%, 10/30/2030	796,000	748,639
7.75%, 12/1/2030	55,000	79,576
1.75%, 1/20/2031	595,000	560,311
4.40%, 11/1/2034	80,000	93,763
4.27%, 1/15/2036	175,000	202,971
4.81%, 3/15/2039	145,000	177,907
2.65%, 11/20/2040	36,000	33,291
4.75%, 11/1/2041	150,000	182,255
3.85%, 11/1/2042	80,000	87,360
5.01%, 4/15/2049	61,000	77,487

Investments	Principal Amount($)	Value($)
4.00%, 3/22/2050	214,000	235,722
2.88%, 11/20/2050	111,000	100,701
4.67%, 3/15/2055	533,000	660,200
2.99%, 10/30/2056	1,577,000	1,415,632
3.00%, 11/20/2060	400,000	358,180

		8,482,716

Electric Utilities — 1.3%
Avangrid, Inc.
3.15%, 12/1/2024	357,000	384,173
3.20%, 4/15/2025	217,000	233,916
3.80%, 6/1/2029	175,000	194,987
Enel Americas SA (Chile) 4.00%, 10/25/2026	761,000	826,397
Enel Chile SA (Chile) 4.88%, 6/12/2028	401,000	462,109
Georgia Power Co. Series A, 2.10%, 7/30/2023	709,000	734,589
Gulf Power Co. Series A, 3.30%, 5/30/2027	291,000	320,688
Hydro-Quebec(Canada)
Series IO, 8.05%, 7/7/2024	35,000	42,800
8.50%, 12/1/2029	50,000	74,406
Iberdrola International BV (Spain)
5.81%, 3/15/2025	30,000	35,063
6.75%, 7/15/2036	178,000	267,470
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022	177,000	180,947
1.95%, 9/1/2022	722,000	736,692
2.80%, 1/15/2023	727,000	754,221
3.15%, 4/1/2024	1,456,000	1,559,109
3.25%, 4/1/2026	610,000	663,787
3.55%, 5/1/2027	224,000	248,409
3.50%, 4/1/2029	150,000	164,538
2.75%, 11/1/2029	948,000	990,232
2.25%, 6/1/2030 (b)	411,000	409,793
Public Service Electric and Gas Co. 3.65%, 9/1/2042 (b)	195,000	214,957
Southern Co. (The)
2.95%, 7/1/2023	79,000	82,674
4.40%, 7/1/2046	80,000	91,691
Union Electric Co.
8.45%, 3/15/2039	60,000	101,254
3.90%, 9/15/2042 (b)	800,000	889,618
Xcel Energy, Inc.
0.50%, 10/15/2023	615,000	617,182
3.30%, 6/1/2025	105,000	113,556
2.60%, 12/1/2029	2,202,000	2,275,803
3.40%, 6/1/2030 (b)	281,000	305,567
3.50%, 12/1/2049	318,000	330,335

		14,306,963

Electrical Equipment — 0.1%
Rockwell Automation, Inc.
3.50%, 3/1/2029	25,000	27,903

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.20%, 3/1/2049	883,000	1,062,071

		1,089,974

Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	525,000	561,802
Amphenol Corp.
3.20%, 4/1/2024	81,000	86,325
2.05%, 3/1/2025	724,000	753,415
2.80%, 2/15/2030	187,000	194,239

		1,595,781

Energy Equipment & Services — 0.0% (c)
Helmerich & Payne, Inc.
4.65%, 3/15/2025	176,000	194,313
4.65%, 3/15/2025 (f)	30,000	33,122

		227,435

Entertainment — 0.3%
Activision Blizzard, Inc.
3.40%, 9/15/2026	335,000	370,464
3.40%, 6/15/2027	220,000	243,087
1.35%, 9/15/2030	55,000	50,565
4.50%, 6/15/2047	822,000	984,199
2.50%, 9/15/2050	961,000	825,260
Electronic Arts, Inc. 4.80%, 3/1/2026	400,000	463,525

		2,937,100

Food & Staples Retailing — 0.1%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	124,000	166,560
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	491,000	660,983

		827,543

Food Products — 0.0% (c)
Flowers Foods, Inc. 3.50%, 10/1/2026	101,000	110,101

Gas Utilities — 0.2%
National Fuel Gas Co.
3.75%, 3/1/2023	644,000	673,864
5.50%, 1/15/2026	624,000	725,725
3.95%, 9/15/2027	550,000	595,151
4.75%, 9/1/2028	536,000	600,700

		2,595,440

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.
2.60%, 8/15/2026	688,000	736,470
3.95%, 4/1/2030	60,000	68,163
3.50%, 8/15/2046	193,000	207,349
Danaher Corp.
3.35%, 9/15/2025	50,000	54,886
2.60%, 10/1/2050	280,000	256,672

Investments	Principal Amount($)	Value($)
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,208,000	1,276,782
DH Europe Finance II SARL
2.20%, 11/15/2024	98,000	102,884
2.60%, 11/15/2029	277,000	286,830
3.25%, 11/15/2039	899,000	935,311
Edwards Lifesciences Corp. 4.30%, 6/15/2028	803,000	919,575
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	263,000	396,236
5.00%, 3/15/2042	982,000	1,283,190

		6,524,348

Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.
3.40%, 5/15/2024	525,000	564,641
3.25%, 3/1/2025	255,000	275,169
3.45%, 12/15/2027	429,000	471,800
4.25%, 3/1/2045	350,000	398,780
4.30%, 12/15/2047	175,000	201,508
McKesson Corp.
2.70%, 12/15/2022	1,263,000	1,300,567
3.95%, 2/16/2028	55,000	62,091
4.88%, 3/15/2044	327,000	399,814

		3,674,370

Household Durables — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	100,000	110,230
Whirlpool Corp.
4.75%, 2/26/2029	100,000	117,643
4.60%, 5/15/2050 (b)	707,000	848,441

		1,076,314

Household Products — 0.2%
Church & Dwight Co., Inc.
3.15%, 8/1/2027	61,000	66,817
3.95%, 8/1/2047	1,159,000	1,308,272
Clorox Co. (The)
3.05%, 9/15/2022	345,000	354,866
3.50%, 12/15/2024	187,000	204,947
3.90%, 5/15/2028	252,000	285,006

		2,219,908

Independent Power and Renewable Electricity Producers — 0.5%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	784,000	839,607
PSEG Power LLC
3.85%, 6/1/2023	2,050,000	2,182,699
8.63%, 4/15/2031	356,000	541,141
Southern Power Co.
0.90%, 1/15/2026	720,000	709,771
Series F, 4.95%, 12/15/2046	810,000	941,375

		5,214,593

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Industrial Conglomerates — 0.0% (c)
Pentair Finance SARL 4.50%, 7/1/2029	129,000	151,304

Insurance — 0.1%
Loews Corp.
3.75%, 4/1/2026	13,000	14,482
3.20%, 5/15/2030	180,000	193,292
4.13%, 5/15/2043	526,000	606,785

		814,559

Interactive Media & Services — 0.5%
Alphabet, Inc.
3.38%, 2/25/2024	2,358,000	2,559,890
2.00%, 8/15/2026 (b)	1,674,000	1,758,779
1.10%, 8/15/2030	286,000	267,538
1.90%, 8/15/2040	36,000	31,851
2.05%, 8/15/2050	1,284,000	1,086,790
2.25%, 8/15/2060	253,000	212,831

		5,917,679

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China)
2.80%, 6/6/2023	200,000	208,183
3.60%, 11/28/2024	1,000,000	1,086,161
4.50%, 11/28/2034	200,000	230,529
4.00%, 12/6/2037	835,000	913,309
4.20%, 12/6/2047	750,000	838,528
4.40%, 12/6/2057	1,600,000	1,853,016
JD.com, Inc. (China)
3.88%, 4/29/2026	420,000	462,871
4.13%, 1/14/2050	1,221,000	1,260,177

		6,852,774

IT Services — 0.1%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	284,000	311,015
2.90%, 12/1/2029	445,000	461,204

		772,219

Leisure Products — 0.3%
Hasbro, Inc.
3.00%, 11/19/2024	162,000	172,862
3.55%, 11/19/2026	62,000	68,004
3.50%, 9/15/2027	133,000	145,231
3.90%, 11/19/2029	10,000	10,985
6.35%, 3/15/2040	1,787,000	2,416,597
5.10%, 5/15/2044	437,000	516,663

		3,330,342

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.88%, 7/15/2023	334,000	354,984
3.05%, 9/22/2026	40,000	43,283
2.75%, 9/15/2029	345,000	358,178
PerkinElmer, Inc. 3.30%, 9/15/2029	100,000	107,031

		863,476

Investments	Principal Amount($)	Value($)
Machinery — 0.2%
IDEX Corp. 3.00%, 5/1/2030	1,006,000	1,050,721
Oshkosh Corp. 3.10%, 3/1/2030	850,000	893,351
Snap-on, Inc. 4.10%, 3/1/2048	228,000	269,706

		2,213,778

Metals & Mining — 2.0%
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024	694,000	780,505
4.50%, 7/15/2027	879,000	1,010,917
Newmont Corp.
3.50%, 3/15/2022 (b)	147,000	149,406
3.70%, 3/15/2023	133,000	139,417
2.80%, 10/1/2029	589,000	613,911
2.25%, 10/1/2030	839,000	829,768
5.88%, 4/1/2035	373,000	497,048
6.25%, 10/1/2039	420,000	592,944
4.88%, 3/15/2042	626,000	773,609
5.45%, 6/9/2044	409,000	541,935
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	672,000	947,360
6.13%, 12/15/2033	1,135,000	1,576,363
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	61,000	78,363
4.13%, 8/21/2042	1,717,000	2,048,921
Southern Copper Corp. (Peru)
3.50%, 11/8/2022	139,000	144,255
3.88%, 4/23/2025	1,299,000	1,420,207
6.75%, 4/16/2040	100,000	138,461
5.25%, 11/8/2042	228,000	276,200
5.88%, 4/23/2045	1,745,000	2,290,573
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,908,000	2,308,066
3.75%, 7/8/2030	1,037,000	1,100,903
8.25%, 1/17/2034 (b)	160,000	231,729
6.88%, 11/21/2036	426,000	580,818
6.88%, 11/10/2039	436,000	601,198
Vale SA (Brazil) 5.63%, 9/11/2042	2,111,000	2,628,475

		22,301,352

Multiline Retail — 0.3%
Dollar General Corp.
3.25%, 4/15/2023	313,000	327,340
4.15%, 11/1/2025	359,000	403,125
3.88%, 4/15/2027	224,000	252,096
4.13%, 5/1/2028	230,000	261,285
3.50%, 4/3/2030 (b)	685,000	745,871
4.13%, 4/3/2050	1,383,000	1,556,719

		3,546,436

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Multi-Utilities — 0.2%
Ameren Corp.
2.50%, 9/15/2024	641,000	675,895
3.65%, 2/15/2026	80,000	88,065
3.50%, 1/15/2031	642,000	697,702
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024	262,000	278,449
1.60%, 8/15/2030	123,000	115,536
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	87,000	94,602
Series 20-A, 1.75%, 1/15/2031	77,000	72,194
4.40%, 5/30/2047	249,000	284,485

		2,306,928

Oil, Gas & Consumable Fuels — 3.5%
Boardwalk Pipelines LP
5.95%, 6/1/2026	19,000	22,607
4.80%, 5/3/2029	468,000	534,332
3.40%, 2/15/2031	559,000	582,107
Burlington Resources LLC
7.20%, 8/15/2031	179,000	254,771
7.40%, 12/1/2031	250,000	362,953
5.95%, 10/15/2036	376,000	512,004
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	42,000	43,657
2.05%, 7/15/2025	510,000	524,738
2.95%, 7/15/2030	156,000	160,012
5.85%, 2/1/2035 (b)	1,990,000	2,504,322
6.25%, 3/15/2038	250,000	332,236
4.95%, 6/1/2047	1,200,000	1,448,959
Cimarex Energy Co.
3.90%, 5/15/2027	75,000	82,627
4.38%, 3/15/2029	509,000	573,101
Conoco Funding Co. 7.25%, 10/15/2031	201,000	287,827
ConocoPhillips
3.75%, 10/1/2027 (f)	287,000	322,375
5.90%, 10/15/2032	323,000	427,856
5.90%, 5/15/2038	30,000	41,049
6.50%, 2/1/2039	1,036,000	1,504,277
ConocoPhillips Co.
2.40%, 12/15/2022 (b)	329,000	337,768
3.35%, 11/15/2024	197,000	213,879
4.95%, 3/15/2026	818,000	954,750
6.95%, 4/15/2029	82,000	110,438
5.95%, 3/15/2046 (b)	33,000	47,548
Devon Energy Corp. 5.60%, 7/15/2041	1,785,000	2,157,002
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	168,000	173,974
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	104,000	136,149
EOG Resources, Inc. 2.63%, 3/15/2023	191,000	197,839

Investments	Principal Amount($)	Value($)
3.15%, 4/1/2025	50,000	54,041
4.15%, 1/15/2026	600,000	678,287
4.38%, 4/15/2030	721,000	842,031
4.95%, 4/15/2050	313,000	399,396
Equinor ASA (Norway)
2.65%, 1/15/2024	37,000	39,094
3.70%, 3/1/2024	211,000	229,139
3.63%, 4/6/2040	300,000	332,823
4.25%, 11/23/2041	300,000	354,157
Hess Corp.
4.30%, 4/1/2027	25,000	27,831
7.30%, 8/15/2031	1,272,000	1,693,834
5.60%, 2/15/2041	2,666,000	3,228,675
5.80%, 4/1/2047	30,000	37,566
HollyFrontier Corp.
5.88%, 4/1/2026	1,022,000	1,180,713
4.50%, 10/1/2030	899,000	945,694
Magellan Midstream Partners LP
5.00%, 3/1/2026	10,000	11,567
3.25%, 6/1/2030 (b)	621,000	663,075
5.15%, 10/15/2043	323,000	388,009
4.25%, 9/15/2046	272,000	294,068
4.20%, 10/3/2047	200,000	214,368
3.95%, 3/1/2050	754,000	784,207
Pioneer Natural Resources Co.
0.75%, 1/15/2024	1,741,000	1,742,757
1.13%, 1/15/2026	563,000	558,333
4.45%, 1/15/2026	494,000	559,744
1.90%, 8/15/2030	351,000	331,587
Suncor Energy, Inc. (Canada)
2.80%, 5/15/2023	199,000	207,562
3.60%, 12/1/2024	75,000	81,549
3.10%, 5/15/2025	190,000	204,474
7.15%, 2/1/2032	64,000	88,322
4.00%, 11/15/2047	2,345,000	2,508,286
Tosco Corp. 8.13%, 2/15/2030	65,000	93,722
Valero Energy Corp.
3.65%, 3/15/2025	505,000	549,743
2.85%, 4/15/2025	360,000	382,337
3.40%, 9/15/2026	1,190,000	1,283,979
6.63%, 6/15/2037	47,000	62,508
4.90%, 3/15/2045 (b)	836,000	992,305
Valero Energy Partners LP 4.50%, 3/15/2028	320,000	362,171
WPX Energy, Inc. 4.50%, 1/15/2030	2,400,000	2,593,532

		39,852,643

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024 (b)	100,000	105,379
3.15%, 3/15/2027	185,000	204,867
2.38%, 12/1/2029	153,000	157,842

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.60%, 4/15/2030	58,000	60,424
6.00%, 5/15/2037 (b)	130,000	181,948
4.38%, 6/15/2045	191,000	232,236
4.15%, 3/15/2047	175,000	209,627
3.13%, 12/1/2049	681,000	706,272

		1,858,595

Pharmaceuticals — 1.1%
Johnson & Johnson
2.25%, 3/3/2022	83,000	84,177
2.45%, 3/1/2026	61,000	65,328
2.95%, 3/3/2027	295,000	323,901
0.95%, 9/1/2027 (b)	520,000	513,283
2.90%, 1/15/2028	220,000	240,738
6.95%, 9/1/2029	50,000	70,078
3.63%, 3/3/2037	320,000	367,251
5.95%, 8/15/2037	25,000	35,972
3.40%, 1/15/2038	286,000	317,721
5.85%, 7/15/2038	125,000	178,653
2.10%, 9/1/2040	113,000	104,194
4.50%, 9/1/2040	73,000	92,292
4.50%, 12/5/2043	25,000	31,646
3.70%, 3/1/2046	1,699,000	1,955,151
3.75%, 3/3/2047	228,000	264,226
3.50%, 1/15/2048	1,219,000	1,364,255
2.25%, 9/1/2050	882,000	791,100
2.45%, 9/1/2060	529,000	477,539
Zoetis, Inc.
3.25%, 2/1/2023	844,000	878,606
4.50%, 11/13/2025	56,000	63,800
3.00%, 9/12/2027	625,000	674,123
3.90%, 8/20/2028	630,000	711,234
2.00%, 5/15/2030	1,350,000	1,321,914
4.70%, 2/1/2043	469,000	582,418
3.95%, 9/12/2047	464,000	528,551
4.45%, 8/20/2048	201,000	246,513
3.00%, 5/15/2050	273,000	270,846

		12,555,510

Professional Services — 0.4%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	359,000	388,352
3.35%, 5/15/2026	1,565,000	1,715,009
5.50%, 8/15/2035	76,000	97,928
5.85%, 4/15/2040	25,000	33,363
5.65%, 11/23/2043 (b)	1,318,000	1,715,680
Verisk Analytics, Inc.
4.13%, 9/12/2022	10,000	10,460
4.00%, 6/15/2025 (b)	10,000	11,096
5.50%, 6/15/2045	380,000	498,351
3.63%, 5/15/2050	472,000	483,415

		4,953,654

Semiconductors & Semiconductor Equipment — 1.0%
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	160,000	175,808

Investments	Principal Amount($)	Value($)
Micron Technology, Inc.
2.50%, 4/24/2023	731,000	758,001
4.64%, 2/6/2024 (b)	669,000	736,079
4.98%, 2/6/2026	698,000	805,660
4.19%, 2/15/2027	125,000	141,056
5.33%, 2/6/2029	110,000	131,625
4.66%, 2/15/2030	220,000	253,688
NVIDIA Corp.
3.20%, 9/16/2026 (b)	175,000	193,422
2.85%, 4/1/2030	956,000	1,019,929
3.50%, 4/1/2040	760,000	831,209
3.50%, 4/1/2050	538,000	578,513
3.70%, 4/1/2060	1,333,000	1,480,985
Texas Instruments, Inc.
2.25%, 5/1/2023	90,000	93,007
2.63%, 5/15/2024	40,000	42,433
2.90%, 11/3/2027	230,000	250,882
2.25%, 9/4/2029	50,000	51,288
1.75%, 5/4/2030	382,000	373,733
3.88%, 3/15/2039	1,028,000	1,193,413
4.15%, 5/15/2048	1,333,000	1,624,728

		10,735,459

Software — 0.5%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	865,000	954,722
Citrix Systems, Inc.
1.25%, 3/1/2026	683,000	675,011
4.50%, 12/1/2027	577,000	657,590
3.30%, 3/1/2030	169,000	175,994
Intuit, Inc.
0.65%, 7/15/2023	1,535,000	1,546,549
1.35%, 7/15/2027	341,000	339,932
ServiceNow, Inc. 1.40%, 9/1/2030	1,612,000	1,479,750

		5,829,548

Specialty Retail — 0.7%
Best Buy Co., Inc.
4.45%, 10/1/2028	800,000	921,878
1.95%, 10/1/2030	779,000	746,860
Ross Stores, Inc.
4.60%, 4/15/2025	750,000	849,158
0.88%, 4/15/2026	564,000	554,167
TJX Cos., Inc. (The)
2.50%, 5/15/2023	642,000	666,335
3.50%, 4/15/2025	392,000	428,285
2.25%, 9/15/2026	1,846,000	1,951,904
3.75%, 4/15/2027 (b)	197,000	221,397
1.15%, 5/15/2028	525,000	503,621
4.50%, 4/15/2050 (b)	270,000	346,919
Tractor Supply Co. 1.75%, 11/1/2030	794,000	748,213

		7,938,737

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.
2.20%, 6/17/2025	242,000	253,067
3.00%, 6/17/2027	2,010,000	2,157,133
3.40%, 6/17/2030	10,000	10,664
6.00%, 9/15/2041	842,000	1,093,791

		3,514,655

Tobacco — 0.5%
Altria Group, Inc. 5.95%, 2/14/2049	4,226,000	5,233,501

Trading Companies & Distributors — 0.2%
WW Grainger, Inc.
1.85%, 2/15/2025	1,099,000	1,143,209
4.60%, 6/15/2045	499,000	620,833
4.20%, 5/15/2047	312,000	368,635

		2,132,677

TOTAL CORPORATE BONDS (Cost $301,680,478)		303,238,732

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	22,200
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	32,331
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	68,495
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	63,854
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	152,294
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	22,362
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (g)	180,000	200,692
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	108,784
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (g)	1,000,000	1,112,311
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	278,908
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	46,372
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	55,766

Investments	Principal Amount($)	Value($)
Series 2018-B2, Class B, 4.20%, 2/15/2051 ‡(g)	20,000	22,502
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	126,749
Series 2018-B6, Class A2, 4.20%, 10/10/2051	50,000	53,301
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	46,193
Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡(g)	180,000	189,260
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	471,580
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	79,481
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	330,000	365,703
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	21,712
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	32,992
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	32,865
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,634
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	11,589	12,062
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡(g)	30,000	32,398
Series 2015-GC29, Class C, 4.15%, 4/10/2048 ‡(g)	40,000	42,580
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	98,284	103,408
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	850,000	914,294
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.25%, 7/10/2045 (g)	120,000	127,898
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	24,848	25,414
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,705
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	48,255	50,372
Series 2013-CR13, Class B, 4.88%, 11/10/2046 ‡(g)	364,000	394,802
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	40,000	43,315

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	41,990	44,588
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	140,000	150,460
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	750,000	807,100
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	32,311
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	33,157
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	32,945
Series 2015-C3, Class B, 4.12%, 8/15/2048 ‡(g)	500,000	523,933
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	29,719
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	238,756
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	23,382
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	21,955
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K028, Class A2, 3.11%, 2/25/2023	100,000	104,147
Series K029, Class A2, 3.32%, 2/25/2023 (g)	150,000	156,957
Series K036, Class A2, 3.53%, 10/25/2023 (g)	162,000	173,050
Series K725, Class AM, 3.10%, 2/25/2024 (g)	50,000	53,045
Series K728, Class A2, 3.06%, 8/25/2024 (g)	50,000	53,615
Series K040, Class A2, 3.24%, 9/25/2024	70,000	75,751
Series K731, Class A2, 3.60%, 2/25/2025 (g)	50,000	54,515
Series K733, Class A2, 3.75%, 8/25/2025	500,000	555,518
Series K051, Class A2, 3.31%, 9/25/2025	40,000	44,024
Series K734, Class A2, 3.21%, 2/25/2026	370,000	405,824
Series K735, Class A2, 2.86%, 5/25/2026	50,000	54,266
Series K057, Class A2, 2.57%, 7/25/2026	63,000	67,817
Series K063, Class A1, 3.05%, 8/25/2026	42,676	45,364

Investments	Principal Amount($)	Value($)
Series K072, Class A2, 3.44%, 12/25/2027	400,000	452,715
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	579,100
Series K085, Class A2, 4.06%, 10/25/2028 (g)	840,000	988,663
Series K096, Class A2, 2.52%, 7/25/2029	295,000	317,274
Series K099, Class A2, 2.60%, 9/25/2029	100,000	108,150
Series K100, Class A2, 2.67%, 9/25/2029	400,000	434,728
Series K159, Class A2, 3.95%, 11/25/2030 (g)	400,000	474,162
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	82,218
Series K153, Class A3, 3.12%, 10/25/2031 (g)	450,000	499,236
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	106,036
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	165,549
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	350,196
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	435,311
Series K-1518, Class A2, 1.86%, 10/25/2035	848,000	822,691
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (g)	34,780	37,321
Series 2014-M3, Class A2, 3.49%, 1/25/2024 (g)	29,859	31,749
Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (g)	49,510	51,946
Series 2016-M6, Class A1, 2.14%, 5/25/2026	38,317	39,540
Series 2016-M11, Class A1, 2.08%, 7/25/2026	43,293	44,606
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (g)	179,302	191,457
Series 2017-M2, Class A2, 2.80%, 2/25/2027 (g)	443,746	480,175
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	730,000	797,519
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (g)	197,564	218,070
Series 2018-M10, Class A2, 3.37%, 7/25/2028 (g)	40,000	45,442
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	450,000	517,641
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (g)	85,000	97,694

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019-M22, Class A2, 2.52%, 8/25/2029	650,000	696,389
Series 2018-M13, Class A1, 3.70%, 3/25/2030 (g)	34,103	38,637
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	77,671	79,502
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	16,307	17,058
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	184,393
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	38,765	40,921
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	27,125
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	790,000	895,793
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	279,376
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.10%, 7/15/2045 ‡(g)	26,000	27,104
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡(g)	40,000	42,336
Series 2015-C31, Class A3, 3.80%, 8/15/2048	40,000	44,022
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	21,226
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡(g)	20,000	21,770
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,432
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	19,879	20,410
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	20,000	20,345
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	31,293
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	42,102
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	44,357	46,585
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	44,092
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	487,527

Investments	Principal Amount($)	Value($)
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	328,941
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	850,000	919,198
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡(g)	25,000	26,593
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	57,326
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	108,018
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	771,140
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	43,313
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	76,828
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	55,448
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	41,364
Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,425
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/2045	72,342	74,063
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	300,000	319,305
Series 2015-C27, Class A4, 3.19%, 2/15/2048	42,549	44,839
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	21,865
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	131,807
Series 2018-C45, Class A3, 3.92%, 6/15/2051	45,000	50,575
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	537,341
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	134,286
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	252,092
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	61,971
Series 2012-C10, Class A3, 2.88%, 12/15/2045	40,000	41,081
Series 2013-C15, Class AS, 4.36%, 8/15/2046 (g)	190,000	201,087

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	42,469
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	27,198

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,812,437)		25,050,988

FOREIGN GOVERNMENT SECURITIES — 1.9%
Canada Government Bond (Canada)
2.63%, 1/25/2022	255,000	259,178
1.63%, 1/22/2025 (b)	75,000	77,999
Export Development Canada (Canada)
2.00%, 5/17/2022	25,000	25,443
1.75%, 7/18/2022	60,000	61,079
2.50%, 1/24/2023	120,000	124,552
2.63%, 2/21/2024	370,000	392,947
FMS Wertmanagement AoeR (Germany)
2.00%, 8/1/2022	405,000	413,686
2.75%, 1/30/2024	200,000	212,816
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	196,000	213,041
5.75%, 11/22/2023	168,000	189,691
Italian Republic Government Bond (Italy) 5.38%, 6/15/2033	427,000	528,840
Japan Bank for International Cooperation (Japan)
1.63%, 10/17/2022	200,000	203,763
1.75%, 1/23/2023	200,000	204,867
0.50%, 4/15/2024	200,000	200,308
3.00%, 5/29/2024	201,000	215,938
2.50%, 5/28/2025	220,000	234,875
2.88%, 6/1/2027	202,000	221,238
2.88%, 7/21/2027	218,000	237,933
3.50%, 10/31/2028	650,000	740,214
Oriental Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	19,333	20,893
4.50%, 8/14/2024	140,000	151,927
4.38%, 10/27/2027	80,000	91,744
5.10%, 6/18/2050	159,000	201,170
4.98%, 4/20/2055	55,000	68,795
Province of Alberta (Canada)
2.20%, 7/26/2022	255,000	260,792
3.35%, 11/1/2023 (b)	100,000	107,197
2.95%, 1/23/2024	50,000	53,337
1.00%, 5/20/2025	100,000	100,978
3.30%, 3/15/2028	25,000	27,862
Province of British Columbia (Canada)
2.00%, 10/23/2022	680,000	697,192
1.75%, 9/27/2024	100,000	104,109
2.25%, 6/2/2026	299,000	318,100

Investments	Principal Amount($)	Value($)
Province of Ontario (Canada)
2.55%, 4/25/2022	851,000	869,074
2.25%, 5/18/2022	100,000	101,974
2.45%, 6/29/2022	250,000	256,040
2.20%, 10/3/2022	24,000	24,635
1.75%, 1/24/2023	346,000	354,580
3.40%, 10/17/2023	267,000	286,358
3.05%, 1/29/2024	155,000	165,882
2.50%, 4/27/2026	129,000	138,463
2.30%, 6/15/2026	30,000	31,922
2.00%, 10/2/2029	25,000	25,560
Province of Quebec (Canada)
2.63%, 2/13/2023 (b)	550,000	572,167
1.50%, 2/11/2025	415,000	428,277
2.50%, 4/20/2026	565,000	607,362
Republic of Chile (Chile)
2.55%, 1/27/2032 (b)	150,000	151,559
3.10%, 1/22/2061	245,000	223,741
Republic of Colombia (Colombia)
8.13%, 5/21/2024	93,000	110,118
4.50%, 1/28/2026	200,000	218,163
4.50%, 3/15/2029	90,000	97,334
10.38%, 1/28/2033	76,000	113,206
5.00%, 6/15/2045	200,000	206,953
Republic of Indonesia (Indonesia)
3.50%, 2/14/2050	200,000	203,512
3.35%, 3/12/2071 (b)	200,000	199,652
Republic of Korea (South Korea)
5.63%, 11/3/2025	200,000	239,773
2.75%, 1/19/2027	207,000	224,209
1.00%, 9/16/2030	306,000	285,739
4.13%, 6/10/2044	200,000	246,808
Republic of Panama (Panama)
7.13%, 1/29/2026	100,000	124,320
8.88%, 9/30/2027	33,000	45,819
9.38%, 4/1/2029	126,000	186,224
2.25%, 9/29/2032	600,000	576,373
6.70%, 1/26/2036	96,000	129,098
4.50%, 4/1/2056	200,000	221,429
Republic of Peru (Peru)
7.35%, 7/21/2025	80,000	98,268
2.39%, 1/23/2026	304,000	313,329
2.84%, 6/20/2030	10,000	10,182
2.78%, 1/23/2031	17,000	17,047
1.86%, 12/1/2032	1,374,000	1,254,347
8.75%, 11/21/2033	65,000	100,774
6.55%, 3/14/2037	25,000	33,754
3.23%, 7/28/2121 (b)	874,000	727,601
Republic of Philippines (Philippines)
7.50%, 9/25/2024	250,000	289,106
9.50%, 10/21/2024	125,000	161,922
10.63%, 3/16/2025	72,000	98,681
9.50%, 2/2/2030	47,000	74,477

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.65%, 6/10/2031 (b)	300,000	289,708
Republic of Poland (Poland) 3.25%, 4/6/2026	325,000	359,635
Republic of Serbia (Italy) 1.25%, 2/17/2026	400,000	394,960
State of Israel Government Bond (Israel)
3.15%, 6/30/2023	200,000	211,269
2.88%, 3/16/2026	200,000	216,166
4.50%, 4/3/2120	201,000	248,115
Svensk Exportkredit AB (Sweden) 0.50%, 8/26/2025	201,000	198,693
United Mexican States (Mexico)
8.00%, 9/24/2022	26,000	28,620
4.00%, 10/2/2023	46,000	49,910
4.50%, 4/22/2029	280,000	316,514
6.75%, 9/27/2034	265,000	350,018
5.55%, 1/21/2045	200,000	238,958
4.60%, 1/23/2046	660,000	700,310
5.75%, 10/12/2110	394,000	462,317

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $21,731,327)		21,873,509

U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FFCB Funding Corp.
0.53%, 1/18/2022	209,000	209,576
0.38%, 4/8/2022	91,000	91,246
0.25%, 6/2/2022	140,000	140,252
1.85%, 8/5/2022	34,000	34,684
0.13%, 11/23/2022	1,050,000	1,049,856
0.57%, 7/2/2024	45,000	44,974
1.30%, 3/30/2027	820,000	822,793
FHLB
2.25%, 3/11/2022	30,000	30,503
2.38%, 6/10/2022	25,000	25,591
0.13%, 10/21/2022	50,000	50,011
1.88%, 12/9/2022	10,000	10,267
3.00%, 12/9/2022	70,000	73,010
1.38%, 2/17/2023	95,000	96,994
2.13%, 3/10/2023	75,000	77,626
3.38%, 12/8/2023	100,000	107,791
2.50%, 2/13/2024	890,000	945,348
1.50%, 8/15/2024	10,000	10,362
2.88%, 9/13/2024	130,000	140,505
2.75%, 12/13/2024	100,000	107,817
2.38%, 3/14/2025	35,000	37,415
3.25%, 11/16/2028	1,400,000	1,592,817
2.13%, 9/14/2029	100,000	104,633
5.63%, 3/14/2036	50,000	72,641
5.50%, 7/15/2036	35,000	50,685

Investments	Principal Amount($)	Value($)
FHLMC
0.25%, 6/8/2022	929,000	930,653
0.13%, 7/25/2022	1,500,000	1,500,739
0.38%, 4/20/2023	1,305,000	1,310,543
0.38%, 5/5/2023	600,000	602,510
2.75%, 6/19/2023	282,000	296,846
0.25%, 6/26/2023	210,000	210,401
0.25%, 8/24/2023	650,000	650,751
1.50%, 2/12/2025	379,000	393,180
0.38%, 7/21/2025	73,000	72,321
0.38%, 9/23/2025	10,000	9,885
2.61%, 12/14/2029 (h)	80,000	68,542
6.25%, 7/15/2032	120,000	174,732
FNMA
2.25%, 4/12/2022	95,000	96,796
1.38%, 9/6/2022	72,000	73,148
2.38%, 1/19/2023	121,000	125,374
0.25%, 7/10/2023	10,000	10,013
0.30%, 8/3/2023	1,022,000	1,023,527
2.88%, 9/12/2023	400,000	424,140
2.50%, 2/5/2024	161,000	170,539
2.63%, 9/6/2024	254,000	273,079
1.63%, 10/15/2024	10,000	10,407
0.63%, 4/22/2025	120,000	120,380
0.50%, 6/17/2025	455,000	453,615
2.13%, 4/24/2026	175,000	186,321
1.88%, 9/24/2026	503,000	529,517
6.25%, 5/15/2029	310,000	422,351
7.13%, 1/15/2030	31,000	44,941
0.88%, 8/5/2030	960,000	900,521
6.63%, 11/15/2030	108,000	155,476
6.21%, 8/6/2038	45,000	70,385
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	388,000	438,481
Tennessee Valley Authority
1.88%, 8/15/2022	79,000	80,615
0.75%, 5/15/2025	50,000	50,334
7.13%, 5/1/2030	166,000	240,701
Series B, 4.70%, 7/15/2033	612,000	790,307
6.15%, 1/15/2038	35,000	52,311
3.50%, 12/15/2042	50,000	57,046
5.38%, 4/1/2056	39,000	60,101
4.25%, 9/15/2065	618,000	823,652

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,770,029)		19,832,578

SUPRANATIONAL — 1.6%
African Development Bank (Supranational)
0.50%, 4/22/2022	37,000	37,124

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
0.75%, 4/3/2023	540,000	545,383
3.00%, 9/20/2023	100,000	106,292
Asian Development Bank (Supranational)
1.88%, 2/18/2022	640,000	648,030
0.63%, 4/7/2022	360,000	361,595
1.75%, 9/13/2022	173,000	176,536
1.63%, 1/24/2023	125,000	127,978
2.75%, 3/17/2023	25,000	26,145
2.63%, 1/30/2024	150,000	159,212
1.50%, 10/18/2024	60,000	62,058
2.00%, 1/22/2025	100,000	105,271
0.63%, 4/29/2025	100,000	100,067
0.50%, 2/4/2026	85,000	83,873
2.50%, 11/2/2027	164,000	176,891
2.75%, 1/19/2028	100,000	109,534
3.13%, 9/26/2028	80,000	89,860
1.88%, 1/24/2030	93,000	95,410
0.75%, 10/8/2030	263,000	242,790
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	30,000	31,638
0.50%, 5/28/2025	84,000	83,435
0.50%, 1/27/2026	400,000	394,249
Corp. Andina de Fomento (Supranational)
4.38%, 6/15/2022	320,000	332,738
2.75%, 1/6/2023	122,000	126,064
Council of Europe Development Bank (Supranational)
2.63%, 2/13/2023	929,000	967,212
1.38%, 2/27/2025	291,000	299,586
European Bank for Reconstruction & Development (Supranational)
2.13%, 3/7/2022	25,000	25,378
0.50%, 5/19/2025	720,000	716,455
European Investment Bank (Supranational)
2.25%, 3/15/2022	30,000	30,507
2.63%, 5/20/2022	26,000	26,632
2.38%, 6/15/2022	318,000	325,425
1.38%, 9/6/2022	85,000	86,328
2.00%, 12/15/2022	200,000	205,636
2.50%, 3/15/2023	1,284,000	1,337,065
0.25%, 9/15/2023	258,000	258,134
3.25%, 1/29/2024	420,000	452,860
2.63%, 3/15/2024	40,000	42,553
1.88%, 2/10/2025	479,000	502,443
0.63%, 7/25/2025	86,000	85,920
0.38%, 12/15/2025	675,000	663,982
0.38%, 3/26/2026	2,606,000	2,553,719
1.63%, 10/9/2029 (b)	130,000	131,461
0.75%, 9/23/2030	234,000	216,864
Inter-American Development Bank(Supranational)
2.13%, 1/18/2022	100,000	101,267
1.75%, 4/14/2022	50,000	50,714
2.50%, 1/18/2023	214,000	222,064

Investments	Principal Amount($)	Value($)
0.88%, 4/3/2025	150,000	151,629
7.00%, 6/15/2025	91,000	113,532
0.63%, 7/15/2025	100,000	99,806
2.00%, 6/2/2026	100,000	105,510
3.13%, 9/18/2028	109,000	122,358
2.25%, 6/18/2029	167,000	177,015
3.20%, 8/7/2042	53,000	59,496
4.38%, 1/24/2044	321,000	426,878
International Bank for Reconstruction & Development (Supranational)
2.00%, 1/26/2022	440,000	445,298
2.13%, 2/13/2023	25,000	25,830
3.00%, 9/27/2023	240,000	255,341
2.50%, 3/19/2024	110,000	116,647
2.50%, 11/25/2024	50,000	53,461
1.63%, 1/15/2025	150,000	155,881
0.63%, 4/22/2025	350,000	350,437
2.50%, 7/29/2025	70,000	75,287
3.13%, 11/20/2025	70,000	77,346
1.88%, 10/27/2026	89,000	93,335
2.50%, 11/22/2027	30,000	32,395
1.75%, 10/23/2029	331,000	337,165
0.88%, 5/14/2030	50,000	47,108
4.75%, 2/15/2035	240,000	316,282
International Finance Corp. (Supranational) 2.00%, 10/24/2022	343,000	351,801

TOTAL SUPRANATIONAL (Cost $17,424,908)		17,514,216

MUNICIPAL BONDS — 0.5% (i)
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	59,386
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	159,009
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	221,166
Los Angeles Unified School District, Build America Bonds
GO, 5.75%, 7/1/2034	20,000	26,777
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	149,922
Regents of the University of California Medical Center Pooled Series H, Rev., 6.55%, 5/15/2048	40,000	60,582

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020N, Rev., 3.71%, 5/15/2120	165,000	168,401
Santa Clara Valley Transportation Authority, Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	215,000	271,085
State of California, Various Purpose, Build America Bonds
GO, 7.50%, 4/1/2034	245,000	384,148
GO, 7.55%, 4/1/2039	100,000	165,794
GO, 7.60%, 11/1/2040	25,000	42,761
University of California, Taxable Series 2020BG, Rev., 1.61%, 5/15/2030	300,000	290,979

Total California		2,000,010

Connecticut — 0.0% (c)
State of Connecticut, Teachers Retirement FD Series A, GO, 5.85%, 3/15/2032	75,000	98,574

Florida — 0.1%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.26%, 7/1/2025	775,000	785,083

Illinois — 0.1%
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	31,384
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	75,335
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	70,232
State of Illinois, Taxable Pension
GO, 4.95%, 6/1/2023	53,182	55,950
GO, 5.10%, 6/1/2033	410,000	471,172

Total Illinois		704,073

Massachusetts — 0.0% (c)
Commonwealth of Massachusetts, Consolidated Loan of 2010, Build America Series 2010E, GO, 4.20%, 12/1/2021	20,000	20,405

Investments	Principal Amount($)	Value($)
Missouri — 0.0% (c)
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	52,759

Nebraska — 0.0% (c)
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	52,106

New Jersey — 0.0% (c)
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	44,879
New Jersey Transportation Trust Fund Authority, Transportation System Series 2010C, Rev., 5.75%, 12/15/2028	25,000	29,615
New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	10,000	16,115
Rutgers The State University of New Jersey Series 2019P, Rev., 3.92%, 5/1/2119	55,000	59,207

Total New Jersey		149,816

New York — 0.0% (c)
City of New York, Fiscal Year 2010 Subseries A-2, GO, 5.21%, 10/1/2031	25,000	30,762
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series GG, Rev., 5.72%, 6/15/2042	40,000	58,227
New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	30,943
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019B, Rev., 3.90%, 3/15/2033	65,000	72,840
Port Authority of New York & New Jersey Series 182, Rev., 5.31%, 8/1/2046	60,000	67,853

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 192, Rev., 4.81%, 10/15/2065	120,000	159,708

Total New York		420,333

Ohio — 0.0% (c)
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	40,520

Oregon — 0.0% (c)
State of Oregon, Taxable Pension
GO, 5.76%, 6/1/2023	26,806	28,435
GO, 5.89%, 6/1/2027	55,000	67,270

Total Oregon		95,705

Texas — 0.1%
City of Houston GO, 3.96%, 3/1/2047	40,000	47,105
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	101,319
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	21,511
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	59,052
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	169,160
Texas Transportation Commission State Highway Fund, First Tier Series 2010B, Rev., 5.18%, 4/1/2030	125,000	154,041

Total Texas		552,188

Virginia — 0.0% (c)
University of Virginia, Federally Taxable Rev., 2.26%, 9/1/2050	340,000	307,455

TOTAL MUNICIPAL BONDS (Cost $5,220,345)		5,279,027

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — 0.3%
AmeriCredit Automobile Receivables Trust Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,371
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	50,944
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,268
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	419,883
CarMax Auto Owner Trust
Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,337
Series 2019-3, Class A3, 2.18%, 8/15/2024	500,000	508,035
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	52,293
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	117,143
Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,849
Ford Credit Floorplan Master Owner Trust A
Series 2019-1, Class A, 2.84%, 3/15/2024	600,000	612,552
Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	76,940
GM Financial Automobile Leasing Trust Series 2020-3, Class A3, 0.45%, 8/21/2023	885,000	887,036
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	500,000	506,862
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	32,000	32,282
Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	95,000	97,908
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	53,076

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Toyota Auto Receivables Owner Trust Series 2019-D, Class A3, 1.92%, 1/16/2024	50,000	50,724
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	186,391

TOTAL ASSET-BACKED SECURITIES (Cost $3,694,552)		3,721,894

	Shares
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (j)(k) (Cost $14,216,654)	14,216,654	14,216,654

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (j)(k)	7,498,450	7,499,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j)(k)	1,477,530	1,477,530

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,976,730)		8,976,730

TOTAL SHORT-TERM INVESTMENTS (COST $23,193,384)		23,193,384

Total Investments — 101.7% (Cost $1,145,981,350)		1,144,744,162
Liabilities in Excess of Other Assets — (1.7)%		(18,886,545)

Net Assets — 100.0%		1,125,857,617

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured

REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $8,753,448.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(h)	The rate shown is the effective yield as of May 31, 2021.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,721,894	$—	$3,721,894
Commercial Mortgage-Backed Securities	—	23,685,608	1,365,380	25,050,988
Corporate Bonds	—	303,238,732	—	303,238,732
Foreign Government Securities	—	21,873,509	—	21,873,509
Mortgage-Backed Securities	—	304,731,932	—	304,731,932
Municipal Bonds	—	5,279,027	—	5,279,027
Supranational	—	17,514,216	—	17,514,216
U.S. Government Agency Securities	—	19,832,578	—	19,832,578
U.S. Treasury Obligations	—	420,307,902	—	420,307,902
Short-Term Investments
Investment Companies	14,216,654	—	—	14,216,654
Investment of Cash Collateral from Securities Loaned	8,976,730	—	—	8,976,730

Total Short-Term Investments	23,193,384	—	—	23,193,384

Total Investments in Securities	$23,193,384	$1,120,185,398	$1,365,380	$1,144,744,162

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$18,499,300	$11,000,000	$22,000,000	$(100)	$—	$7,499,200	7,498,450	$2,215	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	866,055	11,239,873	10,628,398	—	—	1,477,530	1,477,530	113	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	5,811,837	107,504,236	99,099,419	—	—	14,216,654	14,216,654	244	—

Total	$25,177,192	$129,744,109	$131,727,817	$(100)	$—	$23,193,384		$2,572	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.